UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2012

Item 1. Reports to Stockholders

Fidelity®
Cash Management
Funds

Treasury Fund
Prime Fund
Tax-Exempt Fund

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Investment Changes/Performance, Schedules of Investments & Financial Statements
Treasury Fund	(Click Here)
Prime Fund	(Click Here)
Tax-Exempt Fund	(Click Here)
Notes to the Financial Statements	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Treasury Fund and Prime Fund seek to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities. Treasury Fund invests in money market securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government. Prime Fund invests in a broad range of money market securities. Tax-Exempt Fund seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal by investing at least 80% of its assets in municipal money market securities.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Interest rate increases can cause the price of a money market security to decrease.

Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Treasury
Daily Money Class	.11%
Actual		$ 1,000.00	$ 1,000.05	$ .55 **
HypotheticalA		$ 1,000.00	$ 1,024.32	$ .5 5 **
Capital Reserves Class	.11%
Actual		$ 1,000.00	$ 1,000.05	$ .55 **
HypotheticalA		$ 1,000.00	$ 1,024.32	$ .55 **
Advisor B Class	.11%
Actual		$ 1,000.00	$ 1,000.05	$ .55 **
HypotheticalA		$ 1,000.00	$ 1,024.32	$ .55 **
Advisor C Class	.11%
Actual		$ 1,000.00	$ 1,000.05	$ .55 **
HypotheticalA		$ 1,000.00	$ 1,024.32	$ .55 **
Prime
Daily Money Class	.35%
Actual		$ 1,000.00	$ 1,000.05	$ 1.74 **
HypotheticalA		$ 1,000.00	$ 1,023.12	$ 1.76 **
Capital Reserves Class	.35%
Actual		$ 1,000.00	$ 1,000.05	$ 1.74 **
HypotheticalA		$ 1,000.00	$ 1,023.12	$ 1.76 **
Tax-Exempt
Daily Money Class	.15%
Actual		$ 1,000.00	$ 1,000.05	$ .75 **
HypotheticalA		$ 1,000.00	$ 1,024.12	$ .75 **
Capital Reserves Class	.15%
Actual		$ 1,000.00	$ 1,000.05	$ .75 **
HypotheticalA		$ 1,000.00	$ 1,024.12	$ .75 **
Fidelity Tax-Free Money Market Fund	.15%
Actual		$ 1,000.00	$ 1,000.05	$ .75 **
HypotheticalA		$ 1,000.00	$ 1,024.12	$ .75 **

Semiannual Report

Shareholder Expense Example - continued

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Treasury
Daily Money Class	.74%
Actual		$ 3.67
HypotheticalA		$ 3.72
Capital Reserves Class	.99%
Actual		$ 4.91
HypotheticalA		$ 4.97
Advisor B Class	1.50%
Actual		$ 7.43
HypotheticalA		$ 7.52
Advisor C Class	1.50%
Actual		$ 7.43
HypotheticalA		$ 7.52
Prime
Daily Money Class	.70%
Actual		$ 3.48
HypotheticalA		$ 3.52
Capital Reserves Class	.95%
Actual		$ 4.72
HypotheticalA		$ 4.77
Tax-Exempt
Daily Money Class	.70%
Actual		$ 3.48
HypotheticalA		$ 3.52
Capital Reserves Class	.95%
Actual		$ 4.71
HypotheticalA		$ 4.77
Fidelity Tax-Free Money Market Fund	.45%
Actual		$ 2.24
HypotheticalA		$ 2.26

A 5% return per year before expenses

Semiannual Report

Treasury Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 4/30/12	% of fund's investments 10/31/11	% of fund's investments 4/30/11
1 - 7	67.6	74.5	64.5
8 - 30	0.9	4.6	1.7
31 - 60	0.9	0.2	2.0
61 - 90	3.8	3.3	7.5
91 - 180	16.4	3.2	11.9
> 180	10.4	14.2	12.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	4/30/12	10/31/11	4/30/11
Treasury Fund	51 Days	49 Days	47 Days
All Taxable Money Market Funds Average*	45 Days	42 Days	45 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	4/30/12	10/31/11	4/30/11
Treasury Fund	51 Days	49 Days	47 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of April 30, 2012	As of October 31, 2011
Treasury Debt 33.3%	Treasury Debt 25.3%
Repurchase Agreements 69.2%	Repurchase Agreements 73.9%
Net Other Assets (Liabilities) † (2.5)%	Net Other Assets (Liabilities) 0.8%

* Source: iMoneyNet, Inc.

† Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	4/30/12	1/31/12	11/1/11	8/2/11	5/3/11

Fidelity Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%

Fidelity Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%

Fidelity Advisor B Class	0.01%	0.01%	0.01%	0.01%	0.01%

Fidelity Advisor C Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2012, the most recent period shown in the table, would have been -0.59%, for Daily Money Class, -0.85% for Capital Reserves Class, -1.36% for Advisor B Class, and -1.36% for Advisor C Class.

Semiannual Report

Treasury Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 33.3%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 33.3%
U.S. Treasury Bills
10/25/12	0.14%	$ 50,000	$ 49,966
8/16/12 to 11/15/12	0.11 to 0.15	519,000	518,696
U.S. Treasury Notes
5/15/12 to 2/28/13	0.09 to 0.22	1,093,830	1,101,296
TOTAL TREASURY DEBT			1,669,958
Treasury Repurchase Agreement - 69.2%
	Maturity Amount (000s)
In a joint trading account at:
0.18% dated 4/30/12 due 5/1/12 (Collateralized by U.S. Treasury Obligations) #	$ 2,290,283	2,290,271
0.18% dated 4/30/12 due 5/1/12 (Collateralized by U.S. Treasury Obligations) #	51,658	51,658
With:
Barclays Capital, Inc. at:
0.13%, dated 4/23/12 due 5/7/12 (Collateralized by U.S. Treasury Obligations valued at $138,724,094, 0.38% - 2.63%, 7/31/13 - 5/31/18)	136,015	136,000
0.15%, dated 4/25/12 due 5/7/12 (Collateralized by U.S. Treasury Obligations valued at $68,382,427, 1.5% - 3%, 7/31/16 - 8/15/21)	67,008	67,000
0.16%, dated 4/11/12 due 5/7/12 (Collateralized by U.S. Treasury Obligations valued at $265,223,621, 0.25% - 3.13%, 1/31/14 - 8/15/21)	260,035	260,000
BNP Paribas Securities Corp. at 0.13%, dated 4/19/12 due 5/3/12 (Collateralized by U.S. Treasury Obligations valued at $207,977,645, 3.5% - 11.25%, 2/15/15 - 5/15/41)	203,010	203,000
Treasury Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
UBS Securities LLC at 0.17%, dated 4/26/12 due 5/7/12 (Collateralized by U.S. Treasury Obligations valued at:
$204,004,890, 1.25%, 4/30/19)	$ 200,018	$ 200,000
$273,366,467, 1.25%, 4/30/19)	268,024	268,000
TOTAL TREASURY REPURCHASE AGREEMENT		3,475,929
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $5,145,887)		5,145,887
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(125,015)
NET ASSETS - 100%		$ 5,020,872
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,290,271,000 due 5/01/12 at 0.18%
BNP Paribas Securities Corp.	$ 92,432
Barclays Capital, Inc.	134,837
Credit Agricole CIB New York Branch	539,347
Credit Suisse Securities (USA) LLC	674,184
J.P. Morgan Securities, Inc.	134,837
RBS Securities, Inc.	269,673
UBS Securities LLC	350,575
Wells Fargo Securities LLC	94,386
$ 2,290,271
$51,658,000 due 5/01/12 at 0.18%
Barclays Capital, Inc.	$ 14,122
Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,987
RBS Securities, Inc.	26,549
$ 51,658
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $3,475,929) - See accompanying schedule: Unaffiliated issuers (cost $5,145,887)		$ 5,145,887
Receivable for fund shares sold		50,967
Interest receivable		4,827
Prepaid expenses		3
Total assets		5,201,684

Liabilities
Payable for investments purchased	$ 65,950
Payable for fund shares redeemed	114,313
Distributions payable	6
Accrued management fee	470
Other affiliated payables	42
Other payables and accrued expenses	31
Total liabilities		180,812

Net Assets		$ 5,020,872
Net Assets consist of:
Paid in capital		$ 5,020,887
Distributions in excess of net investment income		(24)
Accumulated undistributed net realized gain (loss) on investments		9
Net Assets		$ 5,020,872

Daily Money Class: Net Asset Value, offering price and redemption price per share ($3,534,851 ÷ 3,534,493 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($1,350,285 ÷ 1,349,762 shares)		$ 1.00

Advisor B Class: Net Asset Value and offering price per share ($31,300 ÷ 31,301 shares)A		$ 1.00

Advisor C Class: Net Asset Value and offering price per share ($104,436 ÷ 104,428 shares)A		$ 1.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)

Investment Income
Interest		$ 3,165

Expenses
Management fee	$ 6,827
Transfer agent fees	5,475
Distribution and service plan fees	9,150
Accounting fees and expenses	232
Custodian fees and expenses	17
Independent trustees' compensation	10
Registration fees	695
Audit	26
Legal	9
Miscellaneous	11
Total expenses before reductions	22,452
Expense reductions	(19,561)	2,891
Net investment income (loss)		274
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		9
Net increase in net assets resulting from operations		$ 283

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 274	$ 364
Net realized gain (loss)	9	4
Net increase in net assets resulting from operations	283	368
Distributions to shareholders from net investment income	(272)	(363)
Share transactions - net increase (decrease)	(204,119)	1,890,303
Total increase (decrease) in net assets	(204,108)	1,890,308

Net Assets
Beginning of period	5,224,980	3,334,672
End of period (including distributions in excess of net investment income of $24 and distributions in excess of net investment income of $26, respectively)	$ 5,020,872	$ 5,224,980

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	.018	.045
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	.018	.045
Distributions from net investment income	- F	- F	- F	- F	(.018)	(.045)
Distributions from net realized gain	-	-	- F	-	-	-
Total distributions	- F	- F	- F	- F	(.018)	(.045)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-% D	.01%	.01%	.02%	1.82%	4.55%
Ratios to Average Net Assets E
Expenses before reductions	.74% A	.73%	.72%	.75%	.73%	.73%
Expenses net of fee waivers, if any	.11% A	.13%	.22%	.48%	.65%	.70%
Expenses net of all reductions	.11% A	.13%	.22%	.48%	.65%	.70%
Net investment income (loss)	.01% A	.01%	.01%	.02%	1.64%	4.44%
Supplemental Data
Net assets, end of period (in millions)	$ 3,535	$ 3,760	$ 2,056	$ 2,648	$ 4,129	$ 1,833

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	.016	.042
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	.016	.042
Distributions from net investment income	- F	- F	- F	- F	(.016)	(.042)
Distributions from net realized gain	-	-	- F	-	-	-
Total distributions	- F	- F	- F	- F	(.016)	(.042)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-% D	.01%	.01%	.02%	1.56%	4.29%
Ratios to Average Net Assets E
Expenses before reductions	.99% A	.98%	.97%	1.00%	.98%	.97%
Expenses net of fee waivers, if any	.11% A	.14%	.22%	.48%	.87%	.95%
Expenses net of all reductions	.11% A	.14%	.22%	.48%	.87%	.95%
Net investment income (loss)	.01% A	.01%	.01%	.02%	1.42%	4.19%
Supplemental Data
Net assets, end of period (in millions)	$ 1,350	$ 1,300	$ 1,126	$ 1,671	$ 3,063	$ 1,848

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Advisor B Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	- G	- G	.011	.037
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	- G	- G	- G	- G	.011	.037
Distributions from net investment income	- G	- G	- G	- G	(.011)	(.037)
Distributions from net realized gain	-	-	- G	-	-	-
Total distributions	- G	- G	- G	- G	(.011)	(.037)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C,D	-%E	.01%	.01%	.02%	1.13%	3.77%
Ratios to Average Net Assets F
Expenses before reductions	1.50% A	1.49%	1.48%	1.50%	1.49%	1.48%
Expenses net of fee waivers, if any	.11% A	.14%	.22%	.47%	1.29%	1.45%
Expenses net of all reductions	.11% A	.14%	.22%	.47%	1.29%	1.45%
Net investment income (loss)	.01% A	.01%	.01%	.02%	.99%	3.69%
Supplemental Data
Net assets, end of period (in millions)	$ 31	$ 38	$ 47	$ 70	$ 96	$ 57

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Advisor C Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	- G	- G	.011	.037
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	- G	- G	- G	- G	.011	.037
Distributions from net investment income	- G	- G	- G	- G	(.011)	(.037)
Distributions from net realized gain	-	-	- G	-	-	-
Total distributions	- G	- G	- G	- G	(.011)	(.037)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C,D	-%E	.01%	.01%	.02%	1.13%	3.78%
Ratios to Average Net Assets F
Expenses before reductions	1.50%A	1.48%	1.48%	1.50%	1.48%	1.47%
Expenses net of fee waivers, if any	.11%A	.14%	.22%	.48%	1.28%	1.45%
Expenses net of all reductions	.11%A	.14%	.22%	.48%	1.28%	1.45%
Net investment income (loss)	.01%A	.01%	.01%	.01%	1.01%	3.69%
Supplemental Data
Net assets, end of period (in millions)	$ 104	$ 126	$ 105	$ 138	$ 261	$ 124

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 4/30/12	% of fund's investments 10/31/11	% of fund's investments 4/30/11
1 - 7	29.8	32.1	30.7
8 - 30	22.6	24.1	23.2
31 - 60	12.8	11.4	10.1
61 - 90	21.1	16.9	20.5
91 - 180	9.6	11.8	8.5
> 180	4.1	3.7	7.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	4/30/12	10/31/11	4/30/11
Prime Fund	48 Days	47 Days	50 Days
All Taxable Money Market Funds Average*	45 Days	42 Days	45 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	4/30/12	10/31/11	4/30/11
Prime Fund	85 Days	90 Days	92 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of April 30, 2012A	As of October 31, 2011 B
Certificates of Deposit 40.8%	Certificates of Deposit 50.9%
Commercial Paper 19.4%	Commercial Paper 13.8%
Variable Rate Demand Notes (VRDNs) 3.6%	Variable Rate Demand Notes (VRDNs) 2.7%
Other Notes 5.4%	Other Notes 6.4%
Treasury Debt 6.9%	Treasury Debt 6.4%
Government Agency Debt ** 4.9%	Government Agency Debt ** 5.9%
Insurance Company Funding Agreements 0.2%	Insurance Company Funding Agreements 0.2%
Other Instruments 0.0%	Other Instruments 0.1%
Repurchase Agreements 18.9%	Repurchase Agreements 13.4%
Net Other Assets (Liabilities) † (0.1)%	Net Other Assets (Liabilities) 0.2%

A Foreign investments	57.9%	B Foreign investments	67.5%

* Source: iMoneyNet, Inc.

** Includes Federal Financing Supported Student Loan Short-Term Notes.

† Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	4/30/12	1/31/12	11/1/11	8/2/11	5/3/11

Fidelity Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%

Fidelity Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2012, the most recent period shown in the table, would have been -0.41%, for Daily Money Class and -0.66% for Capital Reserves Class.

Semiannual Report

Prime Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 40.8%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.7%
Branch Banking & Trust Co.
5/3/12 to 11/1/12	0.35 to 0.42%	$ 122,000	$ 122,000
London Branch, Eurodollar, Foreign Banks - 5.9%
ABN AMRO Bank NV
5/18/12	0.30	73,000	73,000
Australia & New Zealand Banking Group Ltd.
6/6/12	0.61	33,000	33,000
Commonwealth Bank of Australia
8/8/12	0.40	78,000	78,000
HSBC Bank PLC
5/3/12 to 5/31/12	0.50 to 0.51	89,000	89,000
ING Bank NV
5/14/12 to 6/1/12	0.37 to 0.40	356,000	356,000
Mitsubishi UFJ Trust & Banking Corp.
5/3/12	0.51	38,000	38,000
National Australia Bank Ltd.
9/10/12 to 10/11/12	0.35 to 0.40 (d)	352,000	352,000
			1,019,000
New York Branch, Yankee Dollar, Foreign Banks - 34.2%
Bank of Montreal Chicago CD Program
5/23/12 to 5/6/13	0.16 to 0.67 (d)	570,000	570,042
Bank of Nova Scotia
7/5/12 to 5/10/13	0.31 to 0.77 (d)	628,000	628,017
Bank of Tokyo-Mitsubishi UFJ Ltd.
5/10/12 to 9/21/12	0.25 to 0.50 (d)	329,000	329,001
Canadian Imperial Bank of Commerce
10/1/12	0.50	166,000	166,000
9/24/12 to 5/17/13	0.41 to 0.56 (d)	341,000	341,000
DnB NOR Bank ASA
7/13/12	0.26	200,000	199,998
Mitsubishi UFJ Trust & Banking Corp.
5/10/12 to 7/27/12	0.41 to 0.50	309,000	309,000
Mizuho Corporate Bank Ltd.
5/3/12 to 7/3/12	0.18 to 0.40	615,000	615,000
National Bank Canada
7/6/12 to 2/4/13	0.35 to 0.64 (d)	179,000	179,000
Certificate of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Nordea Bank Finland PLC
6/15/12	0.36%	$ 12,000	$ 12,000
Rabobank Nederland New York Branch
6/1/12 to 6/14/12	0.29 to 0.50 (d)	432,000	432,000
Royal Bank of Canada
2/11/13 to 5/1/13	0.58 to 0.83 (d)	204,000	204,000
Societe Generale
5/2/12	0.35	61,000	61,000
Sumitomo Mitsui Banking Corp.
5/8/12 to 7/3/12	0.35 to 0.40 (d)	745,000	745,002
Sumitomo Trust & Banking Co. Ltd.
5/8/12 to 8/3/12	0.45 to 0.50	305,000	305,000
Svenska Handelsbanken, Inc.
7/19/12	0.27	175,000	175,002
Toronto-Dominion Bank
10/19/12 to 2/4/13	0.44 to 0.54 (d)	247,000	247,000
UBS AG
6/22/12	0.35	359,000	359,000
			5,877,062
TOTAL CERTIFICATE OF DEPOSIT			7,018,062
Financial Company Commercial Paper - 16.1%

Barclays Bank PLC
5/2/12 to 5/22/12	0.74 to 0.78 (b)	189,000	189,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
5/2/12 to 5/21/12	0.37 to 0.38	65,000	64,992
BNP Paribas Finance, Inc.
5/2/12 to 6/4/12	0.37	358,000	357,936
BP Capital Markets PLC
6/8/12	0.25	30,000	29,992
Caisse d'Amort de la Dette Sociale
5/25/12	0.54 (b)(d)	58,000	58,000
Commonwealth Bank of Australia
5/22/12 to 6/15/12	0.55 to 0.62	102,000	101,941
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Credit Suisse New York Branch
6/11/12	0.30%	$ 177,000	$ 176,940
DNB Bank ASA
6/11/12 to 7/11/12	0.25 to 0.40	240,000	239,886
JPMorgan Chase & Co.
8/1/12 to 11/1/12	0.29 to 0.30 (d)	454,000	453,855
Mitsubishi UFJ Trust & Banking Corp.
5/2/12 to 5/3/12	0.40 to 0.46	19,000	19,000
Rabobank USA Financial Corp.
6/6/12	0.37	31,000	30,989
Skandinaviska Enskilda Banken AB
5/7/12 to 5/16/12	0.40	184,000	183,982
Societe Generale North America, Inc.
5/2/12	0.35	59,000	58,999
Svenska Handelsbanken, Inc.
6/15/12 to 7/10/12	0.26 to 0.32	458,800	458,574
Toyota Motor Credit Corp.
7/2/12	0.32	149,000	148,918
UBS Finance, Inc.
5/4/12	0.50	190,000	189,992
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER			2,762,996
Asset Backed Commercial Paper - 3.3%

Autobahn Funding Co. LLC (Liquidity Facility DZ BANK AG)
5/11/12	0.48	38,000	37,995
5/18/12	0.48	6,000	5,999
General Electric Co.
6/27/12	0.21	280,000	279,907
Market Street Funding LLC (Liquidity Facility PNC Bank NA)
7/19/12	0.23	92,000	91,954
7/25/12	0.23	88,000	87,952
7/26/12	0.23	13,000	12,993
8/3/12	0.24	56,056	56,021
TOTAL ASSET BACKED COMMERCIAL PAPER			572,821
Other Commercial Paper - 0.0%
	Yield (a)	Principal Amount (000s)	Value (000s)
Texas Instruments International Management Co. S.a.r.L.
7/9/12	0.43%	$ 6,000	$ 5,995
Treasury Debt - 6.9%

U.S. Treasury Obligations - 6.9%
U.S. Treasury Bills
8/9/12 to 4/4/13	0.10 to 0.18	269,000	268,785
U.S. Treasury Notes
6/30/12 to 4/15/13	0.11 to 0.23	921,720	927,412
TOTAL TREASURY DEBT			1,196,197
Other Note - 5.4%

Medium-Term Notes - 5.4%
Royal Bank of Canada
5/1/13 to 5/15/13	0.52 to 0.70 (b)(d)	400,000	400,000
5/6/13	0.58 (d)	176,000	175,959
Westpac Banking Corp.
5/23/12 to 6/14/12	0.38 to 0.62 (b)(d)	358,000	358,000
TOTAL OTHER NOTE			933,959
Variable Rate Demand Note - 3.6%

California - 0.7%
California Gen. Oblig. Series 2003 C1, LOC Bank of America NA, VRDN
5/7/12	0.25 (d)	9,400	9,400
California Gen. Oblig. Series 2005 B1, LOC Bank of America NA, VRDN
5/7/12	0.25 (d)	24,000	24,000
Variable Rate Demand Note - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2005 I, LOC Bank of America NA, VRDN
5/7/12	0.32% (d)	$ 30,970	$ 30,970
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Wilshire Court Proj.) Series AAA, LOC Fannie Mae, VRDN
5/7/12	0.23 (d)(e)	15,000	15,000
Richmond Multifamily Hsg. Rev. (Baycliff Apts. Proj.) Series 2004 A, LOC Fannie Mae, VRDN
5/7/12	0.22 (d)(e)	28,800	28,800
Southern California Pub. Pwr. Auth. Rev. (Palo Verde Proj.) Series 2008 B, LOC Citibank NA, VRDN
5/7/12	0.27 (d)	8,680	8,680
			116,850
Georgia - 0.3%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2010 B, LOC Bank of America NA, VRDN
5/7/12	0.28 (d)	10,105	10,105
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 A, LOC JPMorgan Chase Bank, VRDN
5/7/12	0.22 (d)	32,660	32,660
			42,765
Illinois - 0.5%
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) LOC JPMorgan Chase Bank, VRDN
5/7/12	0.28 (d)(e)	20,000	20,000
Illinois Fin. Auth. Rev. (Museum of Science & Industry Proj.) Series 2009 A, LOC Bank of America NA, VRDN
5/7/12	0.34 (d)	15,000	15,000
Illinois Fin. Auth. Rev. (Rehabilitation Institute of Chicago Proj.) Series 2009 B, LOC JPMorgan Chase Bank, VRDN
5/7/12	0.23 (d)	16,000	16,000
Illinois Fin. Auth. Rev. Series 2009 A, LOC JPMorgan Chase Bank, VRDN
5/7/12	0.23 (d)	9,000	9,000
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, LOC Freddie Mac, VRDN
5/7/12	0.23 (d)	19,500	19,500
			79,500
Variable Rate Demand Note - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Indiana - 0.3%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, LOC JPMorgan Chase Bank, VRDN
5/7/12	0.25% (d)	$ 29,325	$ 29,325
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, LOC Mizuho Corporate Bank Ltd., VRDN
5/7/12	0.25 (d)	25,425	25,425
			54,750
Massachusetts - 0.2%
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 B, (Liquidity Facility Bank of America NA), VRDN
5/7/12	0.32 (d)	30,000	30,000
Michigan - 0.1%
Grand Valley Michigan State Univ. Rev. Series 2008 B, LOC U.S. Bank NA, Cincinnati, VRDN
5/7/12	0.23 (d)	6,500	6,500
Michigan Bldg. Auth. Rev. Participating VRDN Series Solar 06 21, (Liquidity Facility U.S. Bank NA, Cincinnati)
5/7/12	0.23 (d)(f)	14,430	14,430
			20,930
New York - 0.6%
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 2002 A, LOC Fannie Mae, VRDN
5/7/12	0.24 (d)(e)	12,500	12,500
New York Hsg. Fin. Agcy. Rev. (750 Sixth Avenue Hsg. Proj.) Series 1999 A, LOC Fannie Mae, VRDN
5/7/12	0.23 (d)(e)	21,000	21,000
New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2006 A, LOC Freddie Mac, VRDN
5/7/12	0.23 (d)(e)	13,000	13,000
New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2006 A, LOC Freddie Mac, VRDN
5/7/12	0.23 (d)(e)	14,500	14,500
New York Hsg. Fin. Agcy. Rev. (Theatre Row Tower Hsg. Proj.) Series 2000 A, LOC Freddie Mac, VRDN
5/7/12	0.23 (d)(e)	50,000	50,000
			111,000
Variable Rate Demand Note - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Non State Specific - 0.2%
LP Pinewood SPV LLC Taxable 0.21% 5/7/12, LOC Wells Fargo Bank NA, VRDN
5/7/12	0.21% (d)	$ 33,000	$ 33,000
Ohio - 0.1%
Columbus Swr. Sys. Rev. Participating VRDN Series BBT 08 13, (Liquidity Facility Branch Banking & Trust Co.)
5/7/12	0.24 (d)(f)	12,315	12,315
Oregon - 0.0%
Oregon Health and Science Univ. Spl. Rev. Series 2009 B2, LOC U.S. Bank NA, Cincinnati, VRDN
5/7/12	0.24 (d)	5,520	5,520
Pennsylvania - 0.4%
Pennsylvania Higher Edl. Facilities Auth. Rev. (Thomas Jefferson Univ. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
5/7/12	0.23 (d)	19,800	19,800
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, LOC Bank of America NA, VRDN
5/7/12	0.23 (d)	9,200	9,200
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2005 97C, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
5/7/12	0.23 (d)(e)	28,500	28,500
Philadelphia Arpt. Rev. Series 2005 C1, LOC TD Banknorth, NA, VRDN
5/7/12	0.23 (d)(e)	6,700	6,700
			64,200
Texas - 0.2%
North Texas Tollway Auth. Rev. Series 2009 D, LOC JPMorgan Chase Bank, VRDN
5/7/12	0.25 (d)	28,000	28,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series Putters 1646, (Liquidity Facility JPMorgan Chase Bank)
5/7/12	0.25 (d)(f)	13,055	13,055
			41,055
TOTAL VARIABLE RATE DEMAND NOTE			611,885
Government Agency Debt - 4.9%
	Yield (a)	Principal Amount (000s)	Value (000s)
Federal Agencies - 0.9%
Federal Home Loan Bank
5/16/12 to 11/28/12	0.16 to 0.41%	$ 151,167	$ 151,157
Other Government Related - 4.0%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
7/6/12	0.18 (c)	59,759	59,740
7/10/12	0.18 (c)	36,716	36,704
7/11/12	0.18 (c)	69,680	69,657
7/12/12	0.18 (c)	14,000	13,995
7/13/12	0.18 (c)	17,000	16,994
7/16/12	0.18 (c)	56,630	56,610
7/23/12	0.18 (c)	91,000	90,965
7/23/12	0.18 (c)	100,000	99,961
7/26/12	0.18 (c)	62,287	62,261
7/30/12	0.18 (c)	179,000	178,924
			685,811
TOTAL GOVERNMENT AGENCY DEBT			836,968
Insurance Company Funding Agreement - 0.2%

Medium-Term Notes - 0.2%
Metropolitan Life Insurance Co.
7/20/12	0.80 (d)(g)	35,000	35,000
Other Instrument - 0.0%

Asset-Backed Securities - 0.0%
Huntington Auto Trust 2011-1
9/17/12	0.36 (b)	1,837	1,837
Government Agency Repurchase Agreement - 14.5%
	Maturity Amount (000s)
In a joint trading account at:
0.2% dated 4/30/12 due 5/1/12 (Collateralized by U.S. Government Obligations) #	$ 48,934	48,934
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
In a joint trading account at: - continued
0.21% dated 4/30/12 due 5/1/12 (Collateralized by U.S. Government Obligations) #	$ 1,502,412	$ 1,502,403
With:
Barclays Capital, Inc. at:
0.19%, dated 3/16/12 due 5/7/12 (Collateralized by U.S. Government Obligations valued at $61,214,859, 3% - 6.5%, 6/1/20 - 2/1/42)	60,019	60,000
0.2%, dated:
3/22/12 due 5/7/12 (Collateralized by U.S. Government Obligations valued at $55,092,240, 3% - 7%, 6/1/20 - 9/1/41)	54,027	54,000
3/23/12 due 5/7/12 (Collateralized by U.S. Government Obligations valued at $28,566,189, 3% - 7.5%, 4/1/18 - 3/1/42)	28,014	28,000
4/12/12 due 5/7/12 (Collateralized by U.S. Government Obligations valued at $124,453,136, 2.56% - 8%, 7/1/14 - 5/1/42)	122,022	122,000
Citibank NA at 0.13%, dated 4/24/12 due 5/1/12 (Collateralized by U.S. Government Obligations valued at $157,083,971, 4% - 4.5%, 9/15/24 - 6/20/41)	154,004	154,000
Credit Suisse Securities (USA) LLC at:
0.13%, dated 4/24/12 due 5/1/12 (Collateralized by U.S. Government Obligations valued at $105,062,962, 5% - 5.5%, 5/1/34 - 7/1/35)	103,003	103,000
0.19%, dated 4/30/12 due 5/7/12 (Collateralized by U.S. Government Obligations valued at $98,943,548, 3.5% - 5%, 1/1/26 - 3/1/42)	97,004	97,000
ING Financial Markets LLC at:
0.17%, dated 4/23/12 due 5/7/12 (Collateralized by U.S. Government Obligations valued at $81,047,853, 1.37% - 6%, 1/15/22 - 10/1/44)	79,011	79,000
0.2%, dated 4/16/12 due 5/7/12 (Collateralized by U.S. Government Obligations valued at $43,263,108, 3.3% - 4%, 8/15/41 - 1/25/42)	42,007	42,000
UBS Securities LLC at:
0.13%, dated 4/24/12 due 5/1/12 (Collateralized by U.S. Government Obligations valued at $52,021,315, 3% - 4.5%, 3/1/22 - 12/1/40)	51,001	51,000
0.2%, dated 4/25/12 due 5/7/12 (Collateralized by U.S. Government Obligations valued at $157,085,236, 3.5% - 4%, 8/1/25 - 4/1/42)	154,026	154,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		2,495,337
Other Repurchase Agreement - 4.4%
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - 4.4%
With:
Credit Suisse Securities (USA) LLC at:
0.24%, dated 4/24/12 due 5/1/12 (Collateralized by U.S. Government Obligations valued at $32,966,151, 1.34% - 47.59%, 5/25/35 - 9/15/41)	$ 32,001	$ 32,000
0.29%, dated 4/30/12 due 5/1/12 (Collateralized by Equity Securities valued at $77,762,831)	72,001	72,000
0.32%, dated 4/25/12 due 5/2/12 (Collateralized by Equity Securities valued at $131,770,743)	122,008	122,000
0.46%, dated 4/30/12 due 5/1/12 (Collateralized by Corporate Obligations valued at $17,282,851, 7.7% - 10.5%, 12/15/16 - 2/15/27)	16,000	16,000
0.87%, dated 4/12/12 due 7/11/12 (Collateralized by Mortgage Loan Obligations valued at $65,908,846, 0.33% - 6.39%, 12/15/20 - 2/12/51)	61,133	61,000
0.9%, dated:
4/3/12 due 7/3/12 (Collateralized by Corporate Obligations valued at $16,212,212, 0.34% - 3.86%, 12/25/31 - 9/25/47)	15,034	15,000
4/18/12 due 7/18/12 (Collateralized by Corporate Obligations valued at $49,694,904, 0.35% - 6%, 3/15/20 - 6/25/37)	46,105	46,000
4/24/12 due 7/23/12 (Collateralized by Corporate Obligations valued at $33,485,029, 0.41% - 7.41%, 1/15/19 - 9/25/47)	31,070	31,000
0.94%, dated:
2/17/12 due 5/17/12 (Collateralized by Corporate Obligations valued at $33,543,815, 0.38% - 6%, 11/15/32 - 12/18/49)	31,073	31,000
2/21/12 due 5/22/12 (Collateralized by Corporate Obligations valued at $33,540,612, 0.41% - 6.21%, 3/25/36 - 9/25/47)	31,074	31,000
2/24/12 due 5/25/12 (Collateralized by Corporate Obligations valued at $16,229,066, 0% - 6.57%, 6/25/35 - 9/25/47)	15,036	15,000
0.95%, dated 2/10/12 due 5/10/12 (Collateralized by Corporate Obligations valued at $16,239,524, 0.69% - 3.86%, 12/25/32 - 1/25/36)	15,036	15,000
0.97%, dated:
2/1/12 due 5/1/12 (Collateralized by Corporate Obligations valued at $64,959,356, 1% - 6%, 2/15/13 - 3/15/37)	60,146	60,000
2/3/12 due 5/3/12 (Collateralized by Corporate Obligations valued at $34,641,340, 0.39% - 7%, 4/25/34 - 2/25/47)	32,078	32,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Goldman Sachs & Co. at:
0.23%, dated 4/25/12 due 5/2/12 (Collateralized by U.S. Treasury Obligations valued at $11,330,437, 0%, 5/15/17 - 2/15/20)	$ 11,000	$ 11,000
0.27%, dated 4/25/12 due 5/2/12 (Collateralized by U.S. Treasury Obligations valued at $32,961,484, 0% - 4.25%, 5/15/27 - 5/15/39)	32,002	32,000
RBC Capital Markets Co. at:
0.28%, dated 4/25/12 due 5/2/12 (Collateralized by U.S. Government Obligations valued at $13,447,592, 5.81% - 6.91%, 1/15/36 - 11/25/39)	13,001	13,000
0.62%, dated 4/4/12 due 5/7/12 (Collateralized by Mortgage Loan Obligations valued at $17,098,690, 0% - 6.5%, 9/25/34 - 2/12/51)	16,025	16,000
0.64%, dated 3/12/12 due 5/7/12 (Collateralized by Corporate Obligations valued at:
$17,295,360, 0.34% - 2.63%, 3/25/36 - 12/25/36)	16,026	16,000
$7,636,869, 4.09% - 15%, 4/1/14 - 12/1/18)	7,011	7,000
Royal Bank of Scotland PLC at:
0.6%, dated 4/25/12 due 5/2/12 (Collateralized by Corporate Obligations valued at $64,729,008, 0.37% - 4.9%, 2/25/16 - 1/25/36)	61,007	61,000
0.67%, dated 4/12/12 due 5/7/12 (Collateralized by Corporate Obligations valued at $32,563,370, 3.39%, 9/15/43)	31,017	31,000
TOTAL OTHER REPURCHASE AGREEMENT		766,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $17,237,057)		17,237,057
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(23,939)
NET ASSETS - 100%		$ 17,213,118
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,006,837,000 or 5.8% of net assets.

(c) The Federal Financing Bank (FFB), an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury, has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $685,811,000 or 4.0% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,000,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.8%, 7/20/12	3/26/02	$ 35,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$48,934,000 due 5/01/12 at 0.20%
Barclays Capital, Inc.	$ 17,476
Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,156
UBS Securities LLC	23,302
$ 48,934
$1,502,403,000 due 5/01/12 at 0.21%
BNP Paribas Securities Corp.	$ 71,390
Bank of America NA	594,914
Barclays Capital, Inc.	111,546
Citibank NA	133,856
Deutsche Bank Securities, Inc.	74,364
HSBC Securities (USA), Inc.	32,966
ING Financial Markets LLC	132,368
J.P. Morgan Securities, Inc.	89,237
Morgan Stanley & Co., Inc.	8,924
Societe Generale	59,491
UBS Securities LLC	29,746
Wells Fargo Securities LLC	163,601
$ 1,502,403
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $3,261,337) - See accompanying schedule: Unaffiliated issuers (cost $17,237,057)		$ 17,237,057
Receivable for fund shares sold		223,113
Interest receivable		8,245
Prepaid expenses		14
Receivable from investment adviser for expense reductions		687
Other receivables		281
Total assets		17,469,397

Liabilities
Payable for fund shares redeemed	$ 250,736
Distributions payable	12
Accrued management fee	3,618
Other affiliated payables	1,552
Other payables and accrued expenses	361
Total liabilities		256,279

Net Assets		$ 17,213,118
Net Assets consist of:
Paid in capital		$ 17,213,364
Distributions in excess of net investment income		(339)
Accumulated undistributed net realized gain (loss) on investments		93
Net Assets		$ 17,213,118

Daily Money Class: Net Asset Value, offering price and redemption price per share ($8,083,112 ÷ 8,081,580 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($9,130,006 ÷ 9,127,828 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)

Investment Income
Interest		$ 31,901

Expenses
Management fee	$ 22,154
Transfer agent fees	17,754
Distribution and service plan fees	33,809
Accounting fees and expenses	568
Custodian fees and expenses	98
Independent trustees' compensation	33
Registration fees	2,310
Audit	37
Legal	31
Miscellaneous	48
Total expenses before reductions	76,842
Expense reductions	(45,824)	31,018
Net investment income (loss)		883
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		93
Net increase in net assets resulting from operations		$ 976

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 883	$ 1,799
Net realized gain (loss)	93	225
Net increase in net assets resulting from operations	976	2,024
Distributions to shareholders from net investment income	(882)	(1,801)
Share transactions - net increase (decrease)	(288,656)	(416,247)
Total increase (decrease) in net assets	(288,562)	(416,024)

Net Assets
Beginning of period	17,501,680	17,917,704
End of period (including distributions in excess of net investment income of $339 and distributions in excess of net investment income of $340, respectively)	$ 17,213,118	$ 17,501,680

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	.006	.029	.047
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	.006	.029	.047
Distributions from net investment income	- F	- F	- F	(.006)	(.029)	(.047)
Distributions from net realized gain	-	-	- F	-	-	-
Total distributions	- F	- F	- F	(.006)	(.029)	(.047)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-% D	.01%	.02%	.57%	2.97%	4.82%
Ratios to Average Net AssetsE
Expenses before reductions	.74% A	.74%	.73%	.77%	.74%	.74%
Expenses net of fee waivers, if any	.35% A	.34%	.41%	.70%	.70%	.70%
Expenses net of all reductions	.35% A	.34%	.41%	.70%	.70%	.70%
Net investment income (loss)	.01% A	.01%	.01%	.57%	2.90%	4.72%
Supplemental Data
Net assets, end of period (in millions)	$ 8,083	$ 8,463	$ 8,748	$ 9,794	$ 9,562	$ 8,467

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	.004	.027	.045
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	.004	.027	.045
Distributions from net investment income	- F	- F	- F	(.004)	(.027)	(.045)
Distributions from net realized gain	-	-	- F	-	-	-
Total distributions	- F	- F	- F	(.004)	(.027)	(.045)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-% D	.01%	.02%	.41%	2.71%	4.56%
Ratios to Average Net Assets E
Expenses before reductions	.99% A	.99%	.98%	1.02%	.99%	.99%
Expenses net of fee waivers, if any	.35% A	.34%	.41%	.86%	.95%	.95%
Expenses net of all reductions	.35% A	.34%	.41%	.86%	.95%	.95%
Net investment income (loss)	.01% A	.01%	.01%	.40%	2.65%	4.47%
Supplemental Data
Net assets, end of period (in millions)	$ 9,130	$ 9,039	$ 9,169	$ 11,750	$ 13,342	$ 10,829

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 4/30/12	% of fund's investments 10/31/11	% of fund's investments 4/30/11
1 - 7	75.7	84.4	81.9
8 - 30	4.0	1.2	3.1
31 - 60	7.2	2.3	5.1
61 - 90	4.0	3.1	5.2
91 - 180	6.6	2.3	3.6
> 180	2.5	6.7	1.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	4/30/12	10/31/11	4/30/11
Tax-Exempt Fund	26 Days	29 Days	19 Days
All Tax-Free Money Market Funds Average*	26 Days	33 Days	26 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	4/30/12	10/31/11	4/30/11
Tax-Exempt Fund	26 Days	29 Days	19 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of April 30, 2012	As of October 31, 2011
Variable Rate Demand Notes (VRDNs) 68.5%	Variable Rate Demand Notes (VRDNs) 67.8%
Other Municipal Debt 26.7%	Other Municipal Debt 18.0%
Investment Companies 3.2%	Investment Companies 14.6%
Net Other Assets (Liabilities) 1.6%	Net Other Assets (Liabilities) † (0.4)%

* Source: iMoneyNet, Inc.

† Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	4/30/12	1/30/12	10/31/11	8/1/11	5/2/11

Fidelity Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%

Fidelity Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%

Fidelity Tax-Free Money Market Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2012, the most recent period shown in the table, would have been -0.48%, for Daily Money Class, -0.73% for Capital Reserves Class and -0.22% for Tax-Free Money Market.

Semiannual Report

Tax-Exempt Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 68.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.25% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	$ 5,225	$ 5,225
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 C, 0.28% 5/1/12, VRDN (a)	9,000	9,000
Series 1995 E, 0.29% 5/1/12, VRDN (a)	8,900	8,900
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Hosp. Proj.) 0.25% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	2,900	2,900
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.):
Series 1999 A, 0.29% 5/7/12, LOC Bayerische Landesbank Girozentrale, VRDN (a)	3,455	3,455
Series 1999 B, 0.23% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	5,800	5,800
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.25% 5/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (a)	4,000	4,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.29% 5/2/12, VRDN (a)	1,700	1,700
		40,980
Alaska - 1.4%
Alaska Hsg. Fin. Corp. Participating VRDN Series Solar 06 22, 0.23% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	4,515	4,515
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.25% 5/7/12, LOC Union Bank of California, VRDN (a)	32,725	32,725
Participating VRDN Series WF 11 132C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	8,680	8,680
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	24,680	24,680
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN Series Solar 06 33, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	12,075	12,075
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.3% 5/7/12 (ConocoPhillips Guaranteed), VRDN (a)	12,000	12,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Alaska - continued
Valdez Marine Term. Rev.: - continued
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.26% 5/7/12 (ConocoPhillips Guaranteed), VRDN (a)	$ 13,105	$ 13,105
Series 1994 C, 0.3% 5/7/12 (ConocoPhillips Guaranteed), VRDN (a)	4,500	4,500
		112,280
Arizona - 1.8%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 F, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	4,160	4,160
(Catholic Healthcare West Proj.) Series 2005 B, 0.24% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	10,980	10,980
Arizona Health Facilities Auth. Sr. Living Rev. (Royal Oaks Life Care Cmnty. Proj.) Series 2008, 0.38% 5/7/12, LOC Bank of America NA, VRDN (a)	4,575	4,575
Arizona School Facilities Board Rev. Participating VRDN Series BC 11 102W, 0.27% 5/7/12 (Liquidity Facility Barclays Bank PLC) (a)(d)	6,500	6,500
Arizona Trans. Board Excise Tax Rev. Participating VRDN Series MT 726, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	14,120	14,120
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.26% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	6,400	6,400
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.25% 5/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,900	5,900
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.25% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	8,100	8,100
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.24% 5/7/12, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	4,200	4,200
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.27% 5/7/12 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,000	5,000
Series EGL 06 0141, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	16,500	16,500
Series EGL 06 14 Class A, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	11,200	11,200
Series EGL 07 0012, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	13,850	13,850
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN: - continued
Series MS 3078, 0.4% 5/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	$ 4,500	$ 4,500
Series Putters 3242, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,540	2,540
Series Putters 3708Z, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,695	8,695
Series RBC O1, 0.25% 5/7/12 (Liquidity Facility Royal Bank of Canada) (a)(d)	3,300	3,300
Series WF 09 40C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,345	3,345
Tempe Transit Excise Tax Rev. Series 2006, 0.25% 5/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	5,620	5,620
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	10,300	10,300
		149,785
California - 4.5%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Schools of the Sacred Heart - San Francisco Proj.) Series 2008 B, 0.35% 5/7/12, LOC Bank of America NA, VRDN (a)	2,000	2,000
California Edl. Facilities Auth. Rev. Participating VRDN Series EGL 07 0066, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	4,200	4,200
California Gen. Oblig.:
Series 2004 A6, 0.25% 5/7/12, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	21,700	21,700
Series 2004 A7, 0.24% 5/7/12, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	6,040	6,040
Series 2004 B5, 0.23% 5/7/12, LOC Citibank NA, VRDN (a)	28,300	28,300
Series 2005 A2-1, 0.28% 5/7/12, LOC Barclays Bank PLC, VRDN (a)	20,000	20,000
Series 2005 B1, 0.25% 5/7/12, LOC Bank of America NA, VRDN (a)	12,500	12,500
Series B6, 0.25% 5/7/12, LOC Citibank NA, VRDN (a)	9,200	9,200
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2004 K, 0.34% 5/7/12, LOC Bank of America NA, VRDN (a)	8,000	8,000
(Scripps Health Proj.) Series 2008 D, 0.27% 5/7/12, LOC Bank of America NA, VRDN (a)	28,810	28,810
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Participating VRDN:
Series Putters 3878 Q, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 2,000	$ 2,000
Series Putters 4039, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,000	3,000
California Hsg. Fin. Agcy. Rev. (Multifamily Hsg. Prog.) Series 2000 D, 0.23% 5/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	3,865	3,865
California Infrastructure & Econ. Dev. Bank Rev. (The Contemporary Jewish Museum Proj.) Series 2006, 0.3% 5/1/12, LOC Bank of America NA, VRDN (a)	4,900	4,900
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.26% 5/7/12, LOC Bank of America NA, VRDN (a)	7,000	7,000
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.24% 5/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	11,200	11,200
California Statewide Cmntys. Dev. Auth. Rev. (American Baptist Homes of the West Proj.) Series 2006, 0.36% 5/7/12, LOC Bank of America NA, VRDN (a)	8,800	8,800
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.26% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	3,000	3,000
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R 11766, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	11,370	11,370
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.23% 5/7/12, LOC Citibank NA, VRDN (a)	28,960	28,960
Los Angeles Cmnty. College District Participating VRDN Series ROC II R 11727, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	4,500	4,500
Los Angeles Dept. Arpt. Rev. Participating VRDN Series Putters 4079Z, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,925	7,925
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series Putters 3332, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,660	6,660
Los Angeles Gen. Oblig. Participating VRDN Series Putters 3930, 0.25% 5/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	6,700	6,700
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.26% 5/7/12, LOC Bank of America NA, VRDN (a)	5,000	5,000
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 A, 0.23% 5/7/12, LOC Citibank NA, VRDN (a)	5,625	5,625
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside Elec. Rev.:
Series 2008 A, 0.24% 5/7/12, LOC Bank of America NA, VRDN (a)	$ 12,700	$ 12,700
Series 2008 C, 0.24% 5/7/12, LOC Bank of America NA, VRDN (a)	1,000	1,000
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,850	6,850
Series Putters 3028, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,715	8,715
Series WF 08 29C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	7,500	7,500
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.27% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	2,000	2,000
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.24% 5/7/12, LOC Freddie Mac, VRDN (a)	8,400	8,400
Santa Clara Elec. Rev. Series 2008 B. 0.27% 5/7/12, LOC Bank of America NA, VRDN (a)	27,760	27,760
Sonoma County Gen. Oblig. Participating VRDN Series Putters 4000, 0.25% 5/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	7,500	7,500
Southern California Pub. Pwr. Auth. Rev. (Palo Verde Proj.) Series 2008 B, 0.27% 5/7/12, LOC Citibank NA, VRDN (a)	8,970	8,970
Univ. of California Revs. Participating VRDN Series Putters 3365, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,055	4,055
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.24% 5/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,200	9,200
		365,905
Colorado - 1.8%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.25% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	12,800	12,800
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	5,800	5,800
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.26% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	32,930	32,930
Participating VRDN:
Series BA 08 1090, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	4,675	4,675
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
Series Putters 2999, 0.27% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 6,250	$ 6,250
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	12,500	12,500
Series EGL 07 0039, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	17,575	17,575
Series EGL 07 0040, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	9,800	9,800
Series MT 741, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	13,205	13,205
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.26% 5/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,500	6,500
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.7% 5/7/12, LOC BNP Paribas SA, VRDN (a)	2,900	2,900
Moffat County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	9,400	9,400
Univ. of Colorado Hosp. Auth. Rev. Series 2004 A, 0.27% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	9,400	9,400
		143,735
Connecticut - 0.5%
Connecticut Gen. Oblig.:
Participating VRDN Series WF 11 89C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	7,000	7,000
Series 2004 A, 0.24% 5/7/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	3,500	3,500
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series EGL 7 05 3031, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	22,900	22,900
Series Putters 3363, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,800	4,800
		38,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.47% 5/7/12, VRDN (a)	$ 3,500	$ 3,500
Series 1999 A, 0.49% 5/7/12, VRDN (a)	2,800	2,800
		6,300
District Of Columbia - 0.7%
District of Columbia Gen. Oblig. Series 2008 C, 0.24% 5/7/12, LOC TD Banknorth, NA, VRDN (a)	7,900	7,900
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.24% 5/7/12, LOC Freddie Mac, VRDN (a)	3,635	3,635
District of Columbia Income Tax Rev. Participating VRDN Series WF 11 145C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	13,610	13,610
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	12,145	12,145
(American Univ. Proj.) Series 2008, 0.28% 5/1/12, LOC Bank of America NA, VRDN (a)	2,600	2,600
(The AARP Foundation Proj.) Series 2004, 0.32% 5/7/12, LOC Bank of America NA, VRDN (a)	8,500	8,500
(The Phillips Collection Issue Proj.) Series 2003, 0.49% 5/7/12, LOC Bank of America NA, VRDN (a)	4,905	4,905
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2007 C1, 0.24% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	3,435	3,435
		56,730
Florida - 4.9%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.25% 5/7/12, LOC Freddie Mac, VRDN (a)	5,940	5,940
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.31% 5/7/12, LOC Bank of America NA, VRDN (a)	1,890	1,890
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BBT 08 16, 0.23% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	10,740	10,740
Series EGL 07 0049, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	29,585	29,585
Series EGL 7050054 Class A, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	18,840	18,840
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN: - continued
Series MS 3059, 0.4% 5/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	$ 5,615	$ 5,615
Series MT 728, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	10,000	10,000
Series Putters 3834 Z, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,000	9,000
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.27% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	2,860	2,860
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.26% 5/7/12, LOC Fannie Mae, VRDN (a)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.26% 5/7/12, LOC Fannie Mae, VRDN (a)	5,850	5,850
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	9,370	9,370
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.28% 5/1/12, LOC Bank of America NA, VRDN (a)	2,200	2,200
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 0.23% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	12,590	12,590
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2003 B, 0.24% 5/7/12, LOC PNC Bank NA, VRDN (a)	1,965	1,965
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2007 B, 0.24% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	4,800	4,800
Series 2007 E, 0.24% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	6,200	6,200
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.25% 5/7/12, LOC Fannie Mae, VRDN (a)	3,300	3,300
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.3% 5/7/12, LOC Bank of America NA, VRDN (a)	30,000	30,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.31% 5/7/12, LOC Bank of America NA, VRDN (a)	8,900	8,900
Orange County Sales Tax Rev. Participating VRDN Series WF 12 20C 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	15,900	15,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orlando & Orange County Expressway Auth. Rev.:
Series 2003 C2, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	$ 25,300	$ 25,300
Series 2008 B1, 0.24% 5/7/12, LOC Bank of America NA, VRDN (a)	24,525	24,525
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.26% 5/7/12, LOC Northern Trust Co., VRDN (a)	6,500	6,500
(Morse Oblig. Group Proj.) Series 2003, 0.23% 5/7/12, LOC TD Banknorth, NA, VRDN (a)	1,035	1,035
(Planned Parenthood Proj.) Series 2002, 0.26% 5/7/12, LOC Northern Trust Co., VRDN (a)	2,700	2,700
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.24% 5/7/12, LOC Northern Trust Co., VRDN (a)	13,190	13,190
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,775	1,775
Panama City Gen. Oblig. Participating VRDN Series Solar 2006 129, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	8,920	8,920
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.):
Series 2009 A2, 0.24% 5/7/12, LOC Northern Trust Co., VRDN (a)	15,750	15,750
Series 2009 A3, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	13,875	13,875
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.26% 5/7/12, LOC Freddie Mac, VRDN (a)	5,150	5,150
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.):
Series 2005 A1, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	12,100	12,100
Series 2005 A2, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	6,100	6,100
Series 2005 B1, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	14,650	14,650
Series 2005 B2, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	8,625	8,625
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Participating VRDN Series ROC II R 12313, 0.25% 5/1/12 (Liquidity Facility Citibank NA) (a)(d)	$ 25,900	$ 25,900
Sunshine State Govt. Fing. Commission Rev. Series 2011 C, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	18,850	18,850
		401,340
Georgia - 2.7%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.33% 5/1/12, VRDN (a)	4,000	4,000
(Oglethorpe Pwr. Corp. Projects) Series 2010 A, 0.28% 5/7/12, LOC Bank of America NA, VRDN (a)	5,000	5,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	16,600	16,600
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.24% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	6,800	6,800
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.25% 5/7/12, LOC Freddie Mac, VRDN (a)	18,175	18,175
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.25% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	5,300	5,300
(Pace Academy, Inc. Proj.) Series 2008, 0.34% 5/7/12, LOC Bank of America NA, VRDN (a)	15,600	15,600
Participating VRDN Series Solar 07 72, 0.23% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	11,520	11,520
Fulton County Residential Care Facilities (Lenbrook Proj.) Series 2008 C, 0.25% 5/7/12, LOC Bank of Scotland PLC, VRDN (a)	4,625	4,625
Georgia Gen. Oblig. Participating VRDN:
Series MT 729, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	7,500	7,500
Series PZ 271, 0.27% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	9,873	9,873
Gwinnet County Hosp. Auth. Rev. (Gwinnett Hosp. Sys., Inc. Proj.) Series 2009 A, 0.25% 5/7/12, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	17,045	17,045
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.26% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	4,250	4,250
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.33% 5/1/12, VRDN (a)	$ 10,500	$ 10,500
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.25% 5/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	21,360	21,360
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN:
Series Putters 3755, 0.27% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500	2,500
Series Putters 4016, 0.27% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,500	6,500
Series Solar 08 0001, 0.23% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	10,225	10,225
Monroe County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
Muni. Elec. Auth. of Georgia Series 1985 B, 0.25% 5/7/12, LOC Barclays Bank PLC, VRDN (a)	10,000	10,000
Private Colleges & Univs. Auth. Rev.:
(Mercer Univ. Proj.) Series 2011 A, 0.26% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	10,000	10,000
Participating VRDN Series WF 11 32C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	5,800	5,800
Smyrna Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Hills of Post Village Proj.) Series 1995, 0.25% 5/7/12, LOC Fannie Mae, VRDN (a)	2,200	2,200
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.):
Series 2009 A, 0.25% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	5,150	5,150
Series 2009 B, 0.25% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	3,900	3,900
		215,423
Hawaii - 0.2%
Hawaii Gen. Oblig. Participating VRDN Series MT 4718, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	5,000	5,000
Honolulu City and County Wastewtr. Sys. Participating VRDN:
Series ROC II R 11989, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	5,550	5,550
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Honolulu City and County Wastewtr. Sys. Participating VRDN: - continued
Series ROC II R 12325, 0.25% 5/1/12 (Liquidity Facility Citibank NA) (a)(d)	$ 2,000	$ 2,000
Series WF 11 119C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	5,670	5,670
		18,220
Idaho - 0.4%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	27,000	27,000
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series A, 0.24% 5/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	4,200	4,200
		31,200
Illinois - 6.0%
Bridgeview Gen. Oblig. Subseries 2008 A1, 0.26% 5/7/12, LOC Northern Trust Co., VRDN (a)	17,500	17,500
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	13,200	13,200
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series BBT 08 60, 0.23% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	9,385	9,385
Series Clipper 07 12, 0.28% 5/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	10,350	10,350
Series Solar 06 75, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	7,400	7,400
Chicago Park District Gen. Oblig. Participating VRDN Series Putters 3842, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000	4,000
Chicago Wtr. Rev.:
Series 2004 A1, 0.26% 5/7/12, LOC California Pub. Employees Retirement Sys., VRDN (a)	19,575	19,575
Series 2004 A2, 0.26% 5/7/12, LOC California Pub. Employees Retirement Sys., VRDN (a)	34,005	34,005
Series 2004 A3, 0.24% 5/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (a)	11,420	11,420
DuPage County Rev. (Morton Arboretum Proj.) 0.31% 5/7/12, LOC Bank of America NA, VRDN (a)	6,200	6,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Rev.:
(Glenwood School for Boys Proj.) Series 1998, 0.24% 5/7/12, LOC BMO Harris Bank NA, VRDN (a)	$ 3,000	$ 3,000
(Lyric Opera of Chicago Proj.) 0.24% 5/7/12, LOC JPMorgan Chase Bank, LOC BMO Harris Bank NA, VRDN (a)	10,200	10,200
Illinois Edl. Facilities Auth. Revs.:
(Elmhurst College Proj.) Series 2003, 0.24% 5/7/12, LOC BMO Harris Bank NA, VRDN (a)	2,550	2,550
Participating VRDN Series ROC II R 12278, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	5,200	5,200
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	31,175	31,175
(Chicago Symphony Orchestra Proj.) Series 2008, 0.24% 5/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,985	5,985
(Edward Hosp. Obligated Group Proj.):
Series 2008 B2, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	10,825	10,825
Series 2008 C, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	11,235	11,235
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.26% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	15,845	15,845
Series 2008 B, 0.26% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	10,800	10,800
(North Central College Proj.) Series 2008, 0.34% 5/7/12, LOC Bank of America NA, VRDN (a)	8,500	8,500
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	33,130	33,130
Series 2008 C, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	15,700	15,700
(OSF Healthcare Sys. Proj.):
Series 2009 C, 0.25% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	21,000	21,000
Series 2009 D, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	25,000	25,000
(Rockford Mem. Hosp. Proj.) 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	20,200	20,200
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.24% 5/7/12, LOC Northern Trust Co., VRDN (a)	9,500	9,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Swedish Covenant Hosp. Proj.) Series 2008 A, 0.31% 5/7/12, LOC Bank of America NA, VRDN (a)	$ 11,000	$ 11,000
(Trinity Int'l. Univ. Proj.) Series 2009, 0.24% 5/7/12, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	10,000	10,000
Participating VRDN:
Series EGL 06 115, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	10,000	10,000
Series EGL 06 118, Class A, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	12,570	12,570
Series Putters 3288Z, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,000	3,000
Series Putters 3764, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000	2,000
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.27% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Illinois Sales Tax Rev. Participating VRDN:
Series MS 3283 X, 0.4% 5/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,810	3,810
Series WF 11 125C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	8,790	8,790
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 1B, 0.23% 5/7/12, LOC PNC Bank NA, VRDN (a)	17,000	17,000
Series 2007 A 2D, 0.23% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	11,200	11,200
Metropolitan Pier & Exposition Participating VRDN Series MS 3215, 0.4% 5/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	1,700	1,700
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2004, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	3,900	3,900
Univ. of Illinois Rev. Series 2008, 0.24% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	13,875	13,875
		486,725
Indiana - 2.5%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	15,575	15,575
Hamilton Southeastern Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	11,515	11,515
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.25% 5/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (a)	$ 15,425	$ 15,425
Series 2005, 0.29% 5/7/12, LOC Royal Bank of Scotland PLC, VRDN (a)	10,950	10,950
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.24% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	17,400	17,400
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series 2004 B, 0.26% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	4,400	4,400
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 A, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	17,100	17,100
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 C, 0.23% 5/7/12, LOC PNC Bank NA, VRDN (a)	24,700	24,700
Indiana Fin. Auth. Rev.:
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.24% 5/7/12, LOC PNC Bank NA, VRDN (a)	20,715	20,715
Participating VRDN Series BBT 08 12, 0.24% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	11,710	11,710
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63, 0.23% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	15,400	15,400
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.25% 5/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (a)	26,000	26,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.25% 5/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,600	3,600
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.23% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	4,700	4,700
		199,190
Iowa - 0.2%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.27% 5/7/12, VRDN (a)	18,500	18,500
Kansas - 0.1%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.28% 5/1/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	11,035	11,035
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.7%
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series MS 3125, 0.4% 5/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	$ 11,250	$ 11,250
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 B, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	5,300	5,300
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.25% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	22,000	22,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	18,080	18,080
		56,630
Louisiana - 1.9%
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, 0.25% 5/7/12, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	34,000	34,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series Solar 06 133, 0.23% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	3,300	3,300
Louisiana Gen. Oblig. Participating VRDN Series Putters 4120, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	18,585	18,585
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	12,375	12,375
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	9,000	9,000
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2009 A, 0.25% 5/7/12, VRDN (a)	15,115	15,115
(C-Port LLC Proj.) Series 2008, 0.34% 5/7/12, LOC Bank of America NA, VRDN (a)	14,400	14,400
(Int'l.-Matex Tank Terminals Proj.) Series 2007, 0.25% 5/7/12, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	20,000	20,000
St. James Parish Gen. Oblig. (NuStar Logistics LP Proj.):
Series 2010 A, 0.27% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	12,500	12,500
Series 2010 B, 0.27% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	13,400	13,400
		152,675
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Maine - 0.1%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 B, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	$ 9,100	$ 9,100
Maryland - 1.2%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.24% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	13,675	13,675
Baltimore County Gen. Oblig. Participating VRDN Series WF 11 137C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	7,115	7,115
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.27% 5/7/12, LOC Fannie Mae, VRDN (a)	9,400	9,400
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.31% 5/7/12, LOC Bank of America NA, VRDN (a)	4,470	4,470
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.3% 5/7/12, LOC Bank of America NA, VRDN (a)	3,700	3,700
(Mercy Med. Ctr. Proj.) Series 2007 D, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	18,100	18,100
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 A, 0.35% 5/7/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	14,200	14,200
Series 2008 B, 0.28% 5/7/12, LOC Bank of America NA, VRDN (a)	12,200	12,200
Participating VRDN Series BBT 08 46, 0.23% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	3,820	3,820
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.34% 5/7/12, LOC Bank of America NA, VRDN (a)	5,445	5,445
Montgomery County Hsg. Opportunities Commission Series 2002 C, 0.24% 5/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	7,965	7,965
		100,090
Massachusetts - 1.2%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series PT 4368, 0.24% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	5,000	5,000
Massachusetts Dev. Fin. Agcy. Rev. (Lasell Village Proj.) Series 2007, 0.39% 5/7/12, LOC Bank of America NA, VRDN (a)	13,580	13,580
Massachusetts Gen. Oblig.:
Participating VRDN Series Clipper 07 41, 0.28% 5/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	16,000	16,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2006 B, 0.3% 5/1/12 (Liquidity Facility Bank of America NA), VRDN (a)	$ 1,590	$ 1,590
Massachusetts Health & Edl. Facilities Auth. Rev. (Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.3% 5/7/12, LOC Bank of America NA, VRDN (a)	4,400	4,400
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series BC 11 113B, 0.24% 5/7/12 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,000	1,000
Series EGL 07 0031, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	13,000	13,000
Series Putters 2479Z, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,755	3,755
Series Putters 2857, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,255	10,255
Series WF 11 124C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	6,835	6,835
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,200	1,200
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 32, 0.23% 5/7/12 (Liquidity Facility Royal Bank of Canada) (a)(d)	21,705	21,705
		98,320
Michigan - 1.4%
Grand Traverse County Hosp. Series 2011 B, 0.26% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Michigan Fin. Auth. Rev.:
Participating VRDN Series ROC II R 11988, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	6,750	6,750
Series 2011 L, 0.27% 5/7/12, LOC Citibank NA, VRDN (a)	12,200	12,200
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.23% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	8,665	8,665
(McLaren Health Care Corp. Proj.):
Series 2008 B2, 0.23% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	16,590	16,590
Series 2008 B3, 0.23% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
Participating VRDN Series ROC II R 11676, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	8,650	8,650
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, 0.32% 5/7/12, LOC Bank of America NA, VRDN (a)	$ 52,000	$ 52,000
Wayne County Arpt. Auth. Rev. 0.23% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
		116,855
Minnesota - 0.4%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.26% 5/7/12, LOC Freddie Mac, VRDN (a)	5,000	5,000
Edina Minn Multifamily Rev. (Edina Park Plaza Proj.) Series 1999, 0.25% 5/7/12, LOC Freddie Mac, VRDN (a)	3,940	3,940
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C1, 0.23% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	4,025	4,025
Minnesota Gen. Oblig. Participating VRDN Series Putters 3845, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,400	3,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.26% 5/7/12, LOC Fannie Mae, VRDN (a)	2,550	2,550
Oak Park Heights Multi-Family Rev. 0.26% 5/7/12, LOC Freddie Mac, VRDN (a)	6,830	6,830
Rochester Health Care Facilities Rev. Participating VRDN Series WF11 49 C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	5,225	5,225
St. Paul Port Auth. District Cooling Rev.:
Series 2009 11DD, 0.26% 5/7/12, LOC Deutsche Bank AG, VRDN (a)	1,000	1,000
Series 2009 9BB, 0.26% 5/7/12, LOC Deutsche Bank AG, VRDN (a)	3,000	3,000
		34,970
Mississippi - 0.7%
Mississippi Dev. Bank Spl. Oblig.:
(Harrison County Proj.) Series 2008 A2, 0.31% 5/7/12, LOC Bank of America NA, VRDN (a)	13,525	13,525
Participating VRDN Series Solar 06 0153, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	13,225	13,225
Mississippi Gen. Oblig.:
Participating VRDN:
Series ROC II-R 11987, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	6,300	6,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Gen. Oblig.: - continued
Series WF 11 117C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	$ 3,260	$ 3,260
0.3% 5/7/12 (Liquidity Facility Bank of America NA), VRDN (a)	16,700	16,700
		53,010
Missouri - 0.6%
Cape Girardeau County Indl. Dev. Auth. (St. Francis Med. Ctr. Proj.) Series 2009 B, 0.26% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	6,845	6,845
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Christian Brothers College Proj.) Series 2002 A, 0.25% 5/7/12, LOC TD Banknorth, NA, VRDN (a)	25,040	25,040
Participating VRDN:
Series EGL 07 0001, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	8,470	8,470
Series Putters 3929, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2005 A1, 0.26% 5/7/12, LOC Bank of America NA, VRDN (a)	3,200	3,200
Missouri Health & Edl. Facilities Auth. Rev. (Lutheran Sr. Svcs. Proj.) Series 2008, 0.24% 5/7/12, LOC PNC Bank NA, VRDN (a)	2,575	2,575
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.25% 5/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (a)	3,775	3,775
		52,690
Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.25% 5/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	16,000	16,000
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	7,000	7,000
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series BBT 2060, 0.24% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	22,905	22,905
		45,905
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - 1.9%
Clark County Arpt. Rev.:
Series 2008 D1, 0.25% 5/7/12, LOC Citibank NA, VRDN (a)	$ 4,000	$ 4,000
Series 2008 D3, 0.27% 5/7/12, LOC Bank of America NA, VRDN (a)	10,000	10,000
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	4,500	4,500
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.24% 5/7/12, LOC Union Bank of California, VRDN (a)	3,500	3,500
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,085	6,085
Series Putters 3489Z, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,965	11,965
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	10,200	10,200
Reno Cap. Impt. Rev. Series 2005 A, 0.32% 5/7/12, LOC Bank of America NA, VRDN (a)	1,400	1,400
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.25% 5/7/12, LOC Union Bank of California, VRDN (a)	10,915	10,915
Series 2008 B, 0.26% 5/7/12, LOC Union Bank of California, VRDN (a)	42,625	42,625
Series 2009 A, 0.25% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	28,385	28,385
Series 2009 B, 0.26% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	20,860	20,860
		156,435
New Mexico - 0.9%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.25% 5/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	72,695	72,695
New York - 5.3%
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	9,000	9,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.35% 5/7/12, LOC Bank of America NA, VRDN (a)	$ 12,590	$ 12,590
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 2951, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,400	1,400
Series Putters 3282, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,350	3,350
Series Putters 4052, 0.25% 5/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	6,555	6,555
Series ROC II R 14000X, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	1,600	1,600
Series 1995 F3, 0.26% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	12,400	12,400
Series 2004 A3, 0.3% 5/7/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	2,000	2,000
Series 2006 E2, 0.26% 5/1/12, LOC Bank of America NA, VRDN (a)	1,200	1,200
Series 2008 J8, 0.32% 5/1/12, LOC Landesbank Baden-Wuert, VRDN (a)	18,615	18,615
Series 2012 G3, 0.23% 5/7/12 (Liquidity Facility Citibank NA), VRDN (a)	50,000	50,000
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.26% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	4,105	4,105
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 0.25% 5/7/12, LOC RBS Citizens NA, VRDN (a)	33,300	33,300
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.25% 5/7/12, LOC Citibank NA, VRDN (a)	22,120	22,120
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 06 69 Class A, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	16,270	16,270
Series PT 3992, 0.24% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,495	3,495
Series ROC II R 11904, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	4,000	4,000
Series ROC II R 11930, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	9,715	9,715
Series ROC II R380, 0.28% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	13,305	13,305
Series 2008 BB2, 0.24% 5/7/12 (Liquidity Facility Bank of America NA), VRDN (a)	10,900	10,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series FF, 0.26% 5/1/12 (Liquidity Facility Bank of America NA), VRDN (a)	$ 7,075	$ 7,075
New York City Transitional Fin. Auth. Rev. Participating VRDN Series ROC II R 11902, 0.27% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	3,600	3,600
New York City Trust Cultural Resources Rev. (Lincoln Ctr. for the Performing Arts, Inc. Proj.) Series 2008 A2, 0.3% 5/1/12, LOC Bank of America NA, VRDN (a)	1,350	1,350
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.26% 5/7/12, LOC Bank of America NA, VRDN (a)	6,400	6,400
(North Shore - Long Island Jewish Obligated Group Proj.):
Series 2009 C, 0.23% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	28,100	28,100
Series 2009 D, 0.29% 5/7/12, LOC Bank of America NA, VRDN (a)	11,300	11,300
(Univ. of Rochester Proj.) Series 2008 A1, 0.29% 5/7/12, LOC Bank of America NA, VRDN (a)	1,500	1,500
Participating VRDN:
Series EGL 06 47 Class A, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	15,500	15,500
Series EGL 07 0066, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	6,600	6,600
Series EGL 07 96, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	15,000	15,000
Series ROC II R 11722, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	1,100	1,100
Series ROC II R 11735, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	10,395	10,395
Series ROC II R 11975, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	2,000	2,000
New York Hsg. Fin. Agcy. Rev. Series 2010 A, 0.29% 5/7/12, LOC Bank of America NA, VRDN (a)	15,000	15,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 M1, 0.26% 5/7/12, LOC Bank of America NA, VRDN (a)	31,350	31,350
New York Liberty Dev. Corp. Lib Participating VRDN:
Series Putters 4011 Z, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,880	8,880
Series Putters 4083, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,910	5,910
New York Metropolitan Trans. Auth. Rev. Series 2011 B, 0.24% 5/7/12, LOC Bank of America NA, VRDN (a)	1,800	1,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Gen. Rev. Participating VRDN Series Solar 06 17, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	$ 15,000	$ 15,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	2,500	2,500
		426,280
North Carolina - 4.4%
Charlotte Gen. Oblig. Participating VRDN Series ROC II R 11905, 0.26% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	6,700	6,700
Charlotte Int'l. Arpt. Rev. Series 2010 C, 0.25% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	11,600	11,600
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3443, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,100	6,100
Series 2002 C, 0.25% 5/7/12 (Liquidity Facility Bank of America NA), VRDN (a)	26,515	26,515
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 G, 0.3% 5/7/12, LOC Bank of America NA, VRDN (a)	5,300	5,300
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.25% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	6,275	6,275
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.25% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	6,100	6,100
(High Point Univ. Rev.) Series 2006, 0.25% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	9,530	9,530
Series 2011, 0.31% 5/7/12, LOC Bank of America NA, VRDN (a)	19,200	19,200
North Carolina Cap. Facilities Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 06 0139, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	2,800	2,800
Series EGL 07 0015, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	10,890	10,890
Series Putters 3331, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,250	1,250
Series Putters 3333, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,500	1,500
Series 2011, 0.31% 5/7/12, LOC Bank of America NA, VRDN (a)	10,000	10,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Gen. Oblig. Series 2002 E, 0.27% 5/7/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	$ 4,300	$ 4,300
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.):
Series 2008 A1, 0.24% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	73,125	73,125
Series 2008 A2, 0.24% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	75,800	75,800
(Univ. Health Systems of Eastern Carolina):
Series 2008 B, 0.24% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	2,420	2,420
Series 2008 B1, 0.22% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	9,190	9,190
Participating VRDN Series ROC II R 11806, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	4,000	4,000
North Carolina Ports Auth. Port Facilities Rev. Series 2008, 0.25% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	3,500	3,500
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2008 C, 0.27% 5/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	10,500	10,500
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	4,130	4,130
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN:
Series BBT 08 19, 0.23% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	25,565	25,565
Series EGL 05 3014 Class A, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	22,700	22,700
		358,990
Ohio - 0.8%
Cleveland Arpt. Sys. Rev. Series 2008 D, 0.24% 5/7/12, LOC PNC Bank NA, VRDN (a)	5,975	5,975
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.26% 5/7/12, LOC PNC Bank NA, VRDN (a)	14,385	14,385
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2000, 0.26% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	1,010	1,010
Lancaster Port Auth. Gas Rev. 0.25% 5/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	6,635	6,635
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Middletown Hosp. Facilities Rev. (Atrium Med. Ctr. Obligated Group Proj.) Series 2008 A, 0.24% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	$ 4,615	$ 4,615
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.44% 5/7/12, VRDN (a)	4,400	4,400
Ohio Gen. Oblig. Participating VRDN Series BBT 3, 0.23% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,705	5,705
Ohio Higher Edl. Facility Commission Rev. (Ohio Northern Univ. Proj.) Series 2008 A, 0.23% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	10,000	10,000
Richland County Health Care Facilities Rev. (Wesleyan Sr. Living Proj.) Series 2004 A, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	2,625	2,625
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 2007, 0.25% 5/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,150	6,150
		61,500
Oklahoma - 0.2%
Univ. Hospitals Trust Rev. Series 2005 A, 0.29% 5/7/12, LOC Bank of America NA, VRDN (a)	16,350	16,350
Oregon - 1.0%
Oregon Health and Science Univ. Spl. Rev. Series 2009 B1, 0.25% 5/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	26,615	26,615
Port of Portland Arpt. Rev. Series 2009 A1, 0.3% 5/7/12, LOC Bank of America NA, VRDN (a)	6,410	6,410
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.):
Series 2008 B, 0.23% 5/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	37,000	37,000
Series 2008 C, 0.28% 5/7/12, LOC Bank of America NA, VRDN (a)	12,500	12,500
		82,525
Pennsylvania - 3.0%
Allegheny County Series C-58 A, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	4,350	4,350
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.26% 5/7/12, LOC PNC Bank NA, VRDN (a)	8,105	8,105
Allegheny County Indl. Dev. Auth. Rev. (United Jewish Federation Proj.) Series 1996 A, 0.26% 5/7/12, LOC PNC Bank NA, VRDN (a)	5,400	5,400
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	8,100	8,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.24% 5/7/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 13,175	$ 13,175
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.):
Series 2008 A1, 0.25% 5/7/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	16,200	16,200
Series 2008 A2, 0.24% 5/7/12, LOC TD Banknorth, NA, VRDN (a)	16,200	16,200
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 0.29% 5/7/12, LOC Bank of America NA, VRDN (a)	16,600	16,600
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.26% 5/7/12, LOC PNC Bank NA, VRDN (a)	8,800	8,800
Lehigh County Gen. Purp. Auth. (Muhlenberg College Proj.) Series 2008, 0.31% 5/7/12, LOC Bank of America NA, VRDN (a)	17,895	17,895
Northeastern Pennsylvania Hosp. and Ed. Auth. Rev. (The Commonwealth Med. College Proj.) Series 2009, 0.24% 5/7/12, LOC PNC Bank NA, VRDN (a)	5,425	5,425
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,000	3,000
Series ROC II R 11505, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	4,100	4,100
Series WF 11 121C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	4,755	4,755
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.23% 5/7/12, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	26,260	26,260
(Keystone College Proj.) Series 2001 H5, 0.26% 5/7/12, LOC PNC Bank NA, VRDN (a)	3,250	3,250
(King's College Proj.) Series 2001 H6, 0.26% 5/7/12, LOC PNC Bank NA, VRDN (a)	3,825	3,825
(Marywood Univ. Proj.) Series 2005 A, 0.26% 5/7/12, LOC PNC Bank NA, VRDN (a)	4,735	4,735
(Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 0.23% 5/7/12, LOC Bank of America NA, VRDN (a)	2,900	2,900
Participating VRDN Series Putters 4066, 0.25% 5/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	3,810	3,810
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 22, 0.25% 5/7/12 (Liquidity Facility Royal Bank of Canada) (a)(d)	$ 13,400	$ 13,400
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Integrys Energy Group, Inc. Proj.) 0.24% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	19,800	19,800
Somerset County Gen. Oblig. Series 2009 A, 0.26% 5/7/12, LOC PNC Bank NA, VRDN (a)	3,470	3,470
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.23% 5/7/12, LOC PNC Bank NA, VRDN (a)	11,125	11,125
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Participating VRDN Series WF 09 38C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	6,000	6,000
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.26% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	10,000	10,000
		242,700
Puerto Rico - 0.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.25% 5/7/12, LOC Barclays Bank PLC NY Branch, VRDN (a)	1,000	1,000
Rhode Island - 0.5%
Narragansett Bay Commission Wastewtr. Sys. Rev.:
Participating VRDN Series Solar 07 16, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	12,330	12,330
Series 2008 A, 0.24% 5/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,400	9,400
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.) Series 2008 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	3,165	3,165
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(New England Institute of Technology Proj.) Series 2008, 0.23% 5/7/12, LOC TD Banknorth, NA, VRDN (a)	4,660	4,660
(Rhode Island School of Design Proj.) Series 2008 B, 0.27% 5/7/12, LOC TD Banknorth, NA, VRDN (a)	9,400	9,400
(Roger Williams Univ. Proj.) Series 2008 B, 0.31% 5/7/12, LOC Bank of America NA, VRDN (a)	4,900	4,900
		43,855
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 0.2%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 43W, 0.27% 5/7/12 (Liquidity Facility Barclays Bank PLC) (a)(d)	$ 1,875	$ 1,875
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	3,800	3,800
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.32% 5/1/12, VRDN (a)	4,500	4,500
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.31% 5/7/12, LOC Bank of America NA, VRDN (a)	900	900
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.24% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	4,115	4,115
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.24% 5/7/12, LOC Citibank NA, VRDN (a)	4,710	4,710
		19,900
Tennessee - 1.5%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.25% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	6,000	6,000
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.34% 5/7/12, LOC Bank of America NA, VRDN (a)	7,495	7,495
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.37% 5/7/12, LOC Bank of America NA, VRDN (a)	2,100	2,100
Series 2005, 0.33% 5/1/12, LOC Bank of America NA, VRDN (a)	1,950	1,950
Series 2008, 0.33% 5/1/12, LOC Bank of America NA, VRDN (a)	16,500	16,500
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.25% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	4,085	4,085
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
Series 2011 A, 0.26% 5/7/12, LOC Bank of America NA, VRDN (a)	4,975	4,975
Series 2011 B, 0.26% 5/7/12, LOC Bank of America NA, VRDN (a)	8,500	8,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.31% 5/7/12, LOC Bank of America NA, VRDN (a)	$ 22,100	$ 22,100
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2004, 0.33% 5/1/12, LOC Bank of America NA, VRDN (a)	5,445	5,445
Series 2006, 0.33% 5/1/12, LOC Bank of America NA, VRDN (a)	1,100	1,100
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	20,000	20,000
Shelby County Gen. Oblig. Series 2004 B, 0.27% 5/7/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	9,675	9,675
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 0.4% 5/7/12, LOC Bank of America NA, VRDN (a)	9,400	9,400
		119,325
Texas - 4.9%
Birdville Independent School District Participating VRDN Series MT 720, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	3,895	3,895
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	5,555	5,555
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	2,805	2,805
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	4,000	4,000
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 A, 0.31% 5/1/12, LOC Bank of America NA, VRDN (a)	2,250	2,250
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	11,400	11,400
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	4,925	4,925
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.35% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	8,635	8,635
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.):
Series 2008 C, 0.25% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	$ 7,000	$ 7,000
Series 2008 D1, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	6,500	6,500
Harris County Gen. Oblig. Participating VRDN Series RBC E 18, 0.25% 5/7/12 (Liquidity Facility Royal Bank of Canada) (a)(d)	11,000	11,000
Harris County Tex Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2010, 0.34% 5/7/12, LOC Bank of America NA, VRDN (a)	1,600	1,600
Harris County Tex Metropolitan Tran Auth. Participating VRDN Series WF 11 104 C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	30,920	30,920
Houston Gen. Oblig. Participating VRDN:
Series BC 11 116B, 0.27% 5/7/12 (Liquidity Facility Barclays Bank PLC) (a)(d)	7,850	7,850
Series MT 788, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	10,515	10,515
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series MS 06 2042, 0.24% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	18,870	18,870
Houston Independent School District Participating VRDN Series MT 732, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	9,805	9,805
Houston Util. Sys. Rev. Participating VRDN:
Series ROC II R 12267, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	7,955	7,955
Series ROC II R 12323, 0.25% 5/1/12 (Liquidity Facility Citibank NA) (a)(d)	12,150	12,150
Series Solar 06 70, 0.23% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	4,000	4,000
Humble Independent School District Participating VRDN Series MT 733, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	8,475	8,475
Irving Independent School District Participating VRDN Series PT 3954, 0.24% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	17,835	17,835
Katy Independent School District Series 2004 C, 0.36% 5/7/12 (Permanent School Fund of Texas Guaranteed), VRDN (a)	3,900	3,900
Keller Independent School District Participating VRDN Series WF11 55 C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	5,645	5,645
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mansfield Independent School District Participating VRDN Series Putters 754, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	$ 12,745	$ 12,745
North Texas Tollway Auth. Rev.:
Participating VRDN:
Series ROC II R 11947, 0.26% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	7,200	7,200
Series ROC II R 14006, 0.26% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	4,940	4,940
Series 2009 D, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	7,500	7,500
Series 2011 A, 0.34% 5/7/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	4,600	4,600
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.24% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	8,745	8,745
Plano Independent School District Participating VRDN Series WF 12 3C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	3,615	3,615
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 27, 0.25% 5/7/12 (Liquidity Facility Royal Bank of Canada) (a)(d)	13,000	13,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series BBT 08 26, 0.23% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,300	5,300
San Antonio Hotel Occupancy Tax Rev. Series 2008, 0.25% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	32,610	32,610
San Antonio Wtr. Sys. Rev. Participating VRDN Series EGL 06 5, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	3,000	3,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2011 C, 0.25% 5/7/12, LOC Northern Trust Co., VRDN (a)	1,000	1,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.):
Series 2008 C1, 0.3% 5/7/12, LOC Bank of America NA, VRDN (a)	1,000	1,000
Series 2008 C2, 0.3% 5/7/12, LOC Bank of America NA, VRDN (a)	5,900	5,900
Series 2008 C4, 0.31% 5/7/12, LOC Bank of America NA, VRDN (a)	13,600	13,600
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.27% 5/7/12 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,000	2,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig. Participating VRDN:
Series EGL 07 90, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	$ 12,000	$ 12,000
Series Putters 3480, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,495	7,495
Series Putters 3946, 0.25% 5/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	2,900	2,900
Series Putters 3953, 0.25% 5/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	1,000	1,000
Series Solar 06 57, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	1,000	1,000
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.23% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	10,595	10,595
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN Series MT 780, 0.35% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	5,050	5,050
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	10,000	10,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series Putters 1646, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,350	5,350
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series BBT 08 59, 0.23% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	6,000	6,000
		396,630
Utah - 0.5%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	1,800	1,800
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.25% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	19,440	19,440
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	9,900	9,900
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series BBT 08 27, 0.23% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,640	5,640
		36,780
Virginia - 2.0%
Albemarle County Indl. Dev. Auth. 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	5,800	5,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) Series 2003, 0.29% 5/7/12, LOC Bank of America NA, VRDN (a)	$ 4,400	$ 4,400
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.25% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	4,050	4,050
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.24% 5/7/12, LOC Citibank NA, VRDN (a)	21,900	21,900
Series 2008 D2, 0.25% 5/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	37,215	37,215
Lexington Indl. Dev. Auth. Edl. Facilities Rev. Series 2010, 0.25% 5/7/12, VRDN (a)	7,835	7,835
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.34% 5/7/12, LOC Bank of America NA, VRDN (a)	7,905	7,905
Richmond Pub. Util. Rev. Participating VRDN:
Series MT 755, 0.35% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	4,985	4,985
Series MT 777, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	7,485	7,485
Series ROC II R 10410, 0.27% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	2,400	2,400
Univ. of Virginia Gen. Rev. Participating VRDN:
Series BBT 08 30, 0.23% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	7,500	7,500
Series EGL 06 17 Class A, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	14,775	14,775
Virginia Commonwealth Trans. Board Rev. Participating VRDN:
Series Putters 4053, 0.25% 5/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	3,995	3,995
Series WF 11 93C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	8,710	8,710
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 0.23% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	3,915	3,915
Series MS 06 1860, 0.24% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	2,360	2,360
Series Putters 3036, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,365	3,365
Series ROC II R 11923, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	5,940	5,940
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.27% 5/7/12 (Liquidity Facility Barclays Bank PLC) (a)(d)	$ 5,000	$ 5,000
Series Putters 3791Z, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,350	3,350
		162,885
Washington - 3.0%
Cascade Wtr. Alliance Wtr. Sys. Rev. Participating VRDN Series Solar 06 73 0.23% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	17,110	17,110
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,285	8,285
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN Series Solar 07 106, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	3,350	3,350
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.34% 5/7/12, LOC Bank of America NA, VRDN (a)	5,750	5,750
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.24% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	5,060	5,060
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) Series 1999, 0.53% 5/7/12, LOC Bank of America NA, VRDN (a)	8,000	8,000
Vancouver Hsg. Auth. Rev. Series 2008, 0.29% 5/7/12, LOC Freddie Mac, VRDN (a)	8,800	8,800
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	6,240	6,240
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 0.35% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	6,665	6,665
Series BA 1212, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	4,640	4,640
Series DB 599, 0.33% 5/7/12 (Liquidity Facility Deutsche Bank AG) (a)(d)	4,910	4,910
Series DB 606, 0.33% 5/7/12 (Liquidity Facility Deutsche Bank AG) (a)(d)	5,970	5,970
Series Putters 3054, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series Putters 3856, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 8,500	$ 8,500
Series Putters 3872, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000	4,000
Series Putters 4054, 0.25% 5/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	6,405	6,405
Series WF 11-16C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	7,315	7,315
Washington Health Care Facilities Auth.:
(Fred Hutchinson Cancer Ctr. Proj.) Series 2011 B, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	11,505	11,505
(Swedish Health Svcs. Proj.) Series 2011 B, 0.28% 5/7/12, LOC Citibank NA, VRDN (a)	7,200	7,200
Washington Health Care Facilities Auth. Rev.:
(Children's Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.32% 5/7/12, LOC Bank of America NA, VRDN (a)	4,755	4,755
(MultiCare Health Sys. Proj.) Series 2009 A, 0.23% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	9,000	9,000
(Southwest Washington Med. Ctr. Proj.) Series 2008 B, 0.3% 5/7/12, LOC Bank of America NA, VRDN (a)	6,670	6,670
(Southwest Washington Med. Ctr.) Series 2008 A, 0.25% 5/7/12, LOC Union Bank of California, VRDN (a)	9,200	9,200
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.23% 5/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	16,200	16,200
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Discovery Heights Apt. Proj.) Series 2010, 0.28% 5/7/12, LOC Bank of America NA, VRDN (a)	16,000	16,000
(New Haven Apts. Proj.) Series 2009, 0.23% 5/7/12, LOC Fannie Mae, VRDN (a)	8,000	8,000
(The Cambridge Apts. Proj.) Series 2009, 0.23% 5/7/12, LOC Fannie Mae, VRDN (a)	6,600	6,600
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.23% 5/7/12, LOC Fannie Mae, VRDN (a)	3,750	3,750
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Emerald Heights Proj.) Series 2003, 0.32% 5/1/12, LOC Bank of America NA, VRDN (a)	14,000	14,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Nonprofit Rev.:
(United Way King County Proj.) 0.39% 5/7/12, LOC Bank of America NA, VRDN (a)	$ 1,400	$ 1,400
(YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	9,800	9,800
		241,080
West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 A, 0.24% 5/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	10,800	10,800
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.):
Series 2008 D, 0.34% 5/7/12, LOC Bank of America NA, VRDN (a)	3,500	3,500
Series 2009 A, 0.25% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	4,700	4,700
Series 2009 B, 0.25% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	2,900	2,900
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.25% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	22,800	22,800
		44,700
Wisconsin - 0.7%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	9,200	9,200
Wisconsin Gen. Oblig. Participating VRDN:
Series BBT 08 47, 0.23% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	6,400	6,400
Series Solar 07 4, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	24,235	24,235
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
ROC II R 11837, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	5,255	5,255
Series MS 3259. 0.4% 5/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,000	5,000
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev. Series 2006 A, 0.25% 5/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	5,055	5,055
		55,145
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	$ 6,250	$ 6,250
TOTAL VARIABLE RATE DEMAND NOTE		5,560,818
Other Municipal Debt - 26.7%

Alaska - 0.1%
Anchorage Gen. Oblig. Bonds Series D, 5% 12/1/12	3,590	3,687
North Slope Borough Gen. Oblig. Bonds Series 2011 B, 2% 6/30/12	4,550	4,562
		8,249
Arizona - 0.6%
Arizona Trans. Board Hwy. Rev. Bonds Series 2002 B, 5.25% 7/1/12 (Pre-Refunded to 7/1/12 @ 100)	1,185	1,195
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.15% 8/8/12, LOC Royal Bank of Canada, CP	13,400	13,400
Series 2012 B, 0.15% 9/4/12, LOC Wells Fargo Bank NA, CP	15,500	15,500
Pima County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2011, 1.5% 6/1/12	3,485	3,488
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.2% 8/16/12, CP	12,900	12,900
		46,483
Arkansas - 0.0%
Univ. of Arkansas Various Facility Rev. Bonds Bonds Series 2012 A, 1% 11/1/12	4,525	4,542
California - 1.0%
Belmont Redwood Shores CA School District Bonds Series WF 11 105 C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	10,350	10,350
California Econ. Recovery Bonds Series 2004 A, 5.25% 7/1/12	30,985	31,248
Sacramento Muni. Util. District Elec. Rev. Series 2011 L1:
0.23% 5/11/12, LOC Barclays Bank PLC NY Branch, CP	13,000	13,000
0.25% 7/19/12, LOC Barclays Bank PLC NY Branch, CP	27,000	27,000
		81,598
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Colorado - 0.2%
Denver City & County Wastewtr. Dept. of Pub. Works Bonds Series 2012, 2% 11/1/12	$ 1,870	$ 1,887
Jefferson County School District #R1 TAN Series 2011A, 1.5% 6/29/12	14,750	14,780
		16,667
Connecticut - 0.3%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.4% tender 5/1/12, CP mode	11,235	11,235
Connecticut Gen. Oblig. Bonds Series 2010 C, 5% 12/1/12	2,765	2,843
New Milford Gen. Oblig. BAN 1% 7/26/12	7,040	7,054
		21,132
District Of Columbia - 0.0%
District of Columbia Gen. Oblig. TRAN 2% 9/28/12	1,000	1,008
Florida - 1.8%
Collier County Spl. Oblig. Rev. Bonds Series 2011, 2.5% 10/1/12	6,120	6,177
Florida Dept. of Envir. Protection Rev. Bonds:
Series 2002 A, 5% 7/1/12	1,700	1,713
Series 2004 A, 5% 7/1/12	1,745	1,758
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A:
5% 7/1/12	7,000	7,055
5% 7/1/12	1,260	1,270
5.25% 7/1/12	1,925	1,940
Florida Local Govt. Fin. Cmnty. Series 2011 A1, 0.13% 5/1/12, LOC JPMorgan Chase Bank, CP	7,000	7,000
Hillsborough County Cap. Impt. Prog. Rev. Series A, 0.18% 7/12/12, LOC State Street Bank & Trust Co., Boston, CP	9,700	9,700
Jacksonville Elec. Auth. Elec. Sys. Rev. Series C1, 0.16% 8/2/12, CP	43,000	43,000
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.25% tender 6/7/12, CP mode	6,200	6,200
Series 1994, 0.25% tender 6/7/12, CP mode	9,560	9,560
Orlando & Orange County Expressway Auth. Rev. Bonds Series 2003 A, 5% 7/1/12	2,000	2,015
Palm Beach County Solid Waste Auth. Rev. Bonds:
Series 2011, 2% 10/1/12	8,650	8,711
Series WF 11 118, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	26,185	26,185
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County School District TAN Series 2011, 1% 6/30/12	$ 12,000	$ 12,015
Tampa Health Sys. Rev. Bonds Series 2012 B, 0%, tender 11/29/12 (a)	4,800	4,800
		149,099
Georgia - 0.2%
Georgia Muni. Gas Auth. Rev. BAN (Gas Portfolio III Proj.) Series K, 2% 5/23/12	12,050	12,060
Muni. Elec. Auth. of Georgia Bonds (Gen. Resolution Projs.) Series 1985 A, 0.26% tender 7/20/12, LOC Barclays Bank PLC, CP mode	7,500	7,500
		19,560
Hawaii - 0.0%
Hawaii Gen. Oblig. Bonds Series 2011 EB, 2% 12/1/12	2,290	2,313
Idaho - 1.4%
Idaho Gen. Oblig. TAN Series 2011, 2% 6/29/12	103,000	103,288
Idaho Hsg. & Fin. Assoc. Unemployment Compensation Bonds Series 2011, 2% 8/15/12	9,000	9,045
		112,333
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.35% tender 5/7/12, CP mode	3,100	3,100
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.32% tender 5/1/12, CP mode	6,500	6,500
		9,600
Louisiana - 0.1%
Louisiana Gen. Oblig. Bonds Series 2012 A, 2% 8/1/12	7,120	7,153
Maryland - 0.8%
Baltimore County Gen. Oblig.:
Bonds Series 2011, 3% 2/1/13	2,900	2,961
Series 2011:
0.15% 5/21/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	21,400	21,400
0.16% 6/5/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	12,800	12,800
0.16% 6/5/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	8,500	8,500
Maryland Gen. Oblig. Bonds:
(State & Local Facilities Ln. Prog.) Second Series 2003, 5% 8/1/12	2,000	2,025
First Series of 2002 A, 5.5% 3/1/13	2,180	2,276
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Gen. Oblig. Bonds: - continued
Third Series 2009 C, 5% 11/1/12	$ 8,205	$ 8,402
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Bonds Series 2009 A, 5% 4/1/13	2,000	2,088
Washington Suburban San. District Bonds Series 2004, 5% 6/1/12	1,500	1,506
		61,958
Massachusetts - 1.7%
Massachusetts Gen. Oblig.:
Bonds Series 2012 A, 0.22% 9/1/12 (a)	8,705	8,704
RAN Series 2011 B, 2% 5/31/12	100,000	100,151
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.4% tender 5/17/12, CP mode	10,000	10,000
Series 1993 A, 0.4% tender 5/2/12, CP mode	18,100	18,100
		136,955
Michigan - 2.3%
Michigan Bldg. Auth. Rev. Series 6, 0.19% 6/28/12, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	13,905	13,905
Michigan Fin. Auth. Rev. RAN Series 2011 C3, 2% 8/20/12, LOC Bank of Nova Scotia New York Branch	15,200	15,278
Michigan Gen. Oblig. Bonds Series 2002, 5.25% 12/1/12	7,400	7,618
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.):
Series 2008 C:
0.14% tender 5/7/12, CP mode	24,000	24,000
0.14% tender 5/15/12, CP mode	30,500	30,500
0.16% tender 5/15/12, CP mode	14,300	14,300
Series B, 0.12% tender 5/14/12, CP mode	23,420	23,420
Series C, 0.12% tender 5/15/12, CP mode	60,000	60,000
		189,021
Minnesota - 0.2%
Metropolitan Council Gen. Oblig. Rev. Bonds Series 2011 C, 0.25% 3/1/13	10,000	10,000
Univ. of Minnesota Gen. Oblig. Series 2009 D, 0.2% 7/17/12, CP	3,500	3,500
		13,500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Mississippi - 0.1%
Mississippi Gen. Oblig. Bonds Series 2006 D, 5% 11/1/12	$ 1,920	$ 1,966
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.19%, tender 7/11/12 (a)(e)	8,600	8,600
		10,566
Missouri - 0.3%
Curators of the Univ. of Missouri Series A, 0.2% 5/15/12, CP	3,500	3,500
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Bonds (CoxHealth Proj.):
0.16% tender 5/7/12, LOC Bank of Nova Scotia New York Branch, CP mode	11,000	11,000
0.21% tender 5/4/12, LOC Bank of Nova Scotia New York Branch, CP mode	13,000	13,000
		27,500
Montana - 0.0%
Montana Board of Invt. Bonds:
(INTERCAP Revolving Prog.) Series 2010, 0.22%, tender 3/1/13 (a)	2,675	2,675
Series 1998, 0.22%, tender 3/1/13 (a)	1,000	1,000
		3,675
Nebraska - 0.4%
Nebraska Pub. Pwr. District Rev. Series A:
0.16% 8/8/12, CP	9,500	9,500
0.18% 5/8/12, CP	13,700	13,700
0.19% 5/9/12, CP	5,650	5,650
Omaha Pub. Pwr. District Elec. Rev. Series A, 0.12% 6/11/12, CP	3,500	3,500
		32,350
Nevada - 0.1%
Clark County School District Bonds Series 2007 B, 5% 6/15/12	2,140	2,152
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 2006 B:
0.27% 5/1/12, LOC Lloyds TSB Bank PLC, CP	3,700	3,700
0.29% 5/3/12, LOC Lloyds TSB Bank PLC, CP	2,100	2,100
		7,952
New Jersey - 1.5%
Montgomery Township Gen. Oblig. BAN 2% 9/7/12	14,386	14,462
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Gen. Oblig. TRAN Series 2012 C, 2% 6/21/12	$ 82,695	$ 82,897
North Brunswick Township Gen. Oblig. BAN Series 2011 A, 1.5% 8/9/12	21,600	21,672
		119,031
New York - 1.9%
Huntington Union Free School District TAN 1.5% 6/27/12	13,500	13,526
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 7, 0.28% 1/22/13, CP	4,800	4,800
Series 8, 0.18% 12/17/12, CP	8,600	8,600
New York Dorm. Auth. Revs. Series 1998, 0.18% 5/3/12, CP	6,500	6,500
New York Metropolitan Trans. Auth. Rev. Series 2C, 0.15% 8/2/12, LOC Royal Bank of Canada, CP	15,800	15,800
New York Pwr. Auth. Series 1:
0.25% 5/1/12, CP	1,087	1,087
0.25% 5/18/12, CP	13,400	13,400
New York State Gen. Oblig. Bonds Series 2011 C, 5% 9/1/12	10,000	10,160
New York Thruway Auth. Svc. Contract Rev. Bonds Series 2012 A, 2% 4/1/13	20,200	20,536
South Huntington Union Free School District TAN 1.5% 6/28/12	12,500	12,524
Suffolk County Wtr. Auth. BAN Series 2012 A, 2% 1/15/13	10,900	11,038
Syosset Central School District TAN 1.5% 6/22/12	12,500	12,522
Tarrytown BAN Series 2011 D, 1.5% 10/19/12	8,188	8,235
West Babylon Union Free School District TAN 1.5% 6/22/12	15,000	15,025
		153,753
North Carolina - 1.0%
Board of Governors of the Univ. of North Carolina Series D:
0.11% 5/21/12, CP	11,010	11,010
0.13% 5/14/12, CP	10,000	10,000
0.15% 5/21/12, CP	7,100	7,100
0.15% 7/9/12, CP	14,800	14,800
0.18% 5/22/12, CP	11,600	11,600
Charlotte Wtr. & Swr. Sys. Rev. Bonds:
Series 2009 B, 4% 7/1/12	1,000	1,006
Series 2011, 1.5% 6/1/12	3,320	3,324
Guilford County Gen. Oblig. Bonds Series 2012 A, 2% 3/1/13	3,645	3,700
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Mecklenburg County Pub. Facilities Corp. Bonds Series 2009, 5% 3/1/13	$ 3,920	$ 4,076
North Carolina Gen. Oblig. Bonds Series 2007 A, 5% 3/1/13	13,525	14,066
		80,682
Ohio - 0.4%
Ohio Gen. Oblig. Bonds Series 2012 A, 2% 2/1/13	1,060	1,074
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5, 0.14% tender 8/9/12, CP mode	3,000	3,000
Series 2008 B6:
0.14% tender 8/9/12, CP mode	15,000	15,000
0.28% tender 6/22/12, CP mode	10,000	10,000
		29,074
Oregon - 1.5%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Series 2003 E:
0.16% tender 5/8/12, CP mode	8,000	8,000
0.2% tender 8/3/12, CP mode	10,000	10,000
Series 2003 G, 0.13% tender 6/5/12, CP mode	14,275	14,275
Series F, 0.15% tender 8/6/12, CP mode	10,000	10,000
Oregon Gen. Oblig. TAN Series 2011 A, 2% 6/29/12	76,400	76,617
		118,892
Pennsylvania - 0.2%
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds (Univ. Cap. Proj.) Series 2005 B, 0.17% tender 7/2/12, CP mode	13,300	13,300
Rhode Island - 0.0%
Rhode Island & Providence Plantations Bonds Series 2004 B, 5% 8/1/12	2,000	2,024
South Carolina - 0.6%
Darlington County School District Bonds 5% 3/1/13	1,280	1,331
Greenville County School District Bonds Series 2011, 1.5% 6/1/12	16,900	16,918
Horry County School District Bonds Series 2002 A, 5.125% 3/1/13	1,000	1,041
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series 2002 D, 5.25% 1/1/13	2,000	2,067
Series 2010 A:
0.15% 5/4/12, CP	11,887	11,887
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
0.15% 7/19/12, CP	$ 5,458	$ 5,458
Series 2010 B:
0.15% 5/4/12, CP	1,157	1,157
0.15% 7/19/12, CP	1,553	1,553
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.4% tender 5/1/12, CP mode	7,000	7,000
		48,412
Texas - 4.2%
Boerne Independent School District Bonds Series 2012, 2% 2/1/13 (Permanent School Fund of Texas Guaranteed)	3,880	3,933
Brownsville Util. Sys. Rev. Series A, 0.15% 7/19/12, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
Dallas Independent School District Bonds Series 2005, 5.25% 8/15/12 (Permanent School Fund of Texas Guaranteed)	2,185	2,217
Dallas Wtrwks. & Swr. Sys. Rev. Bonds Series 2010, 3% 10/1/12	4,435	4,486
Frisco Independent School District Bonds Series WF 11 1C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	6,870	6,870
Harris County Gen. Oblig.:
Bonds Series 2011 A, 2%, tender 8/15/12 (a)	9,100	9,145
Series A1, 0.15% 7/19/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,005	9,005
Series D, 0.2% 8/8/12 (Liquidity Facility JPMorgan Chase Bank), CP	1,000	1,000
Harris County Metropolitan Trans. Auth.:
Series A1:
0.15% 5/4/12 (Liquidity Facility JPMorgan Chase Bank), CP	28,150	28,150
0.17% 8/23/12 (Liquidity Facility JPMorgan Chase Bank), CP	15,400	15,400
0.19% 9/6/12 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
Series A3, 0.13% 5/24/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,000	9,000
Houston Gen. Oblig.:
Bonds Series 2010 A, 4% 3/1/13	5,805	5,989
Series A, 0.28% 5/1/12, LOC Union Bank of California, CP	7,600	7,600
Lower Colorado River Auth. Rev. 0.21% 8/14/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,850	4,850
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Transmission Contract Rev. Bonds (LCRA Transmission Corp. Proj.) Series 2011 B, 1.5% 5/15/12	$ 4,395	$ 4,397
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	7,270	7,270
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2006 A, 5% 2/1/13	1,200	1,243
Series A, 0.26% 5/29/12, CP	17,500	17,500
San Antonio Wtr. Sys. Rev.:
Bonds Series 2011 A, 3% 5/15/13	1,000	1,028
Series 2001 A:
0.16% 5/1/12, CP	9,287	9,287
0.16% 5/1/12, CP	10,000	10,000
0.16% 5/4/12, CP	9,500	9,500
0.32% 5/24/12, CP	2,600	2,600
Texas A&M Univ. Rev. Series 1993 B, 0.16% 5/4/12, CP	16,200	16,200
Texas Gen. Oblig.:
Bonds Series 2011, 3% 10/1/12	1,600	1,619
Series 2011 B:
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	11,100	11,100
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	5,400	5,400
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	8,300	8,300
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	5,200	5,200
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	14,500	14,500
0.18% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	8,500	8,500
0.18% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	7,800	7,800
0.18% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	14,000	14,000
TRAN Series 2011 A, 2.5% 8/30/12	29,385	29,613
Texas Pub. Fin. Auth. Rev. Bonds Series 2010 A, 5% 7/1/12	5,000	5,040
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2007, 5% 4/1/13	1,000	1,044
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2010 A, 4% 8/15/12	1,950	1,971
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev.: - continued
Series 2002 A, 0.14% 8/6/12 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	$ 10,000	$ 10,000
Victoria Independent School District Bonds Series WF 08 26C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	12,320	12,320
		342,327
Utah - 0.8%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.15% 8/15/12 (Liquidity Facility Bank of Nova Scotia), CP	6,800	6,800
Series 1997 B2, 0.12% 6/5/12 (Liquidity Facility Bank of Nova Scotia), CP	5,160	5,160
Series 1997 B3, 0.15% 8/16/12 (Liquidity Facility JPMorgan Chase Bank), CP	40,700	40,700
Series 1998 B4, 0.16% 8/9/12 (Liquidity Facility JPMorgan Chase Bank), CP	2,940	2,940
Utah Gen. Oblig. Bonds Series 2002 B, 5.375% 7/1/12	7,200	7,262
		62,862
Virginia - 1.1%
Fairfax County Gen. Oblig. Bonds Series 2004 B, 5% 10/1/12	1,000	1,020
Fairfax County Indl. Dev. Auth. Bonds Series 2009 A, 4% 5/15/12	1,000	1,001
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 C, 0.37%, tender 11/26/12 (a)	17,345	17,345
Series 2012 A, 0.33%, tender 11/26/12 (a)	13,145	13,145
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.18% 6/7/12, CP	8,700	8,700
Univ. of Virginia Gen. Rev.:
Bonds Series A:
0.13% tender 7/19/12, CP mode	11,010	11,010
0.13% tender 7/19/12, CP mode	11,000	11,000
Series 2003 A, 0.14% 7/16/12, CP	5,000	5,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
Series 2009 D, 5% 2/1/13	4,130	4,279
Series 2011 A, 3% 9/1/12	3,375	3,406
Virginia Commonwealth Trans. Board Rev. Bonds (Trans. Cap. Projects) Series 2010 A1, 5% 5/15/12	3,550	3,556
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 2010 B1, 4% 8/1/12	$ 3,825	$ 3,861
Virginia Pub. School Auth. Bonds:
(Resolution Proj.) Series 2009 C, 4% 8/1/12	1,500	1,514
Series 1997 B, 5% 8/1/12	5,080	5,141
		89,978
Washington - 0.7%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	9,950	9,950
Energy Northwest Elec. Rev. Bonds Series 2008 D, 5% 7/1/12	3,505	3,533
King County Swr. Rev. Bonds Series 2010, 4% 1/1/13	3,080	3,158
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2008, 5% 4/1/13	3,000	3,131
Washington Gen. Oblig. Bonds:
Series 2011 C, 5% 7/1/12	5,100	5,140
Series 2012 D, 2% 2/1/13	9,835	9,969
Series 2012 E, 4% 2/1/13	4,080	4,197
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Bonds 5.4% 7/1/12 (Bonneville Pwr. Administration Guaranteed)	15,400	15,531
		54,609
Wisconsin - 1.1%
Milwaukee Gen. Oblig.:
Bonds Series 2011 N3, 4% 5/15/12	11,300	11,316
Series C2, 0.18% 8/9/12, LOC State Street Bank & Trust Co., Boston, CP	4,000	4,000
Wisconsin Gen. Oblig.:
Bonds:
Series 1:
5% 5/1/12	6,000	6,000
5% 5/1/12	1,250	1,250
Series 2004 E, 4.25% 5/1/12	1,125	1,125
Series 2005 A, 0.15% 8/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,500	2,500
Series 2006 A:
0.15% 8/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,250	3,250
0.2% 8/10/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,900	13,900
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.: - continued
TAN Series 2011, 2% 6/15/12	$ 20,800	$ 20,845
Wisconsin Trans. Rev.:
Series 1997, 0.15% 8/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,341	10,341
Series 2006 A:
0.14% 8/9/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	9,850	9,850
0.2% 8/10/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,000	2,000
		86,377
TOTAL OTHER MUNICIPAL DEBT		2,164,535
Investment Company - 3.2%

Fidelity Tax-Free Cash Central Fund, 0.25% (b)(c)	262,677	262,677
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $7,988,030)		7,988,030
NET OTHER ASSETS (LIABILITIES) - 1.6%		128,471
NET ASSETS - 100%		$ 8,116,501
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $81,545,000 or 1.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Belmont Redwood Shores CA School District Bonds Series WF 11 105 C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA)	9/29/11	$ 10,350
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$ 9,950
Security	Acquisition Date	Cost (000s)
Frisco Independent School District Bonds Series WF 11 1C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA)	1/25/12	$ 6,870
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.19%, tender 7/11/12	1/5/12	$ 8,600
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 7,270
Palm Beach County Solid Waste Auth. Rev. Bonds Series WF 11 118, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA)	10/27/11 - 12/2/11	$ 26,185
Victoria Independent School District Bonds Series WF 08 26C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 12,320
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 288
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,725,353)	$ 7,725,353
Fidelity Central Funds (cost $262,677)	262,677
Total Investments (cost $7,988,030)		$ 7,988,030
Cash		956
Receivable for investments sold		134,771
Receivable for fund shares sold		149,042
Interest receivable		12,680
Distributions receivable from Fidelity Central Funds		51
Prepaid expenses		6
Receivable from investment adviser for expense reductions		137
Other receivables		39
Total assets		8,285,712

Liabilities
Payable for investments purchased	$ 71,690
Payable for fund shares redeemed	91,638
Distributions payable	2
Accrued management fee	1,484
Other affiliated payables	4,305
Other payables and accrued expenses	92
Total liabilities		169,211

Net Assets		$ 8,116,501
Net Assets consist of:
Paid in capital		$ 8,116,186
Accumulated undistributed net realized gain (loss) on investments		315
Net Assets		$ 8,116,501

Daily Money Class: Net Asset Value, offering price and redemption price per share ($485,611 ÷ 485,132 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($362,976 ÷ 362,627 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($7,267,914 ÷ 7,264,040 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)

Investment Income
Interest		$ 6,017
Income from Fidelity Central Funds		288
Total income		6,305

Expenses
Management fee	$ 10,126
Transfer agent fees	8,102
Distribution and service plan fees	1,638
Accounting fees and expenses	335
Custodian fees and expenses	52
Independent trustees' compensation	15
Registration fees	387
Audit	25
Legal	14
Miscellaneous	20
Total expenses before reductions	20,714
Expense reductions	(14,813)	5,901
Net investment income (loss)		404
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		304
Net increase in net assets resulting from operations		$ 708

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 404	$ 747
Net realized gain (loss)	304	63
Net increase in net assets resulting from operations	708	810
Distributions to shareholders from net investment income	(404)	(747)
Share transactions - net increase (decrease)	160,027	1,070,916
Total increase (decrease) in net assets	160,331	1,070,979

Net Assets
Beginning of period	7,956,170	6,885,191
End of period	$ 8,116,501	$ 7,956,170

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	- G	.001	.019	.030
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	- G	- G	- G	.001	.019	.030
Distributions from net investment income	- G	- G	- G	(.001)	(.019)	(.030)
Distributions from net realized gain	-	-	-	-	-G	-
Total distributions	- G	- G	- G	(.001)	(.019)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-%E	.01%	.01%	.06%	1.87%	3.07%
Ratios to Average Net Assets D,F
Expenses before reductions	.72% A	.72%	.72%	.76%	.73%	.73%
Expenses net of fee waivers, if any	.15% A	.21%	.28%	.60%	.70%	.70%
Expenses net of all reductions	.15% A	.21%	.28%	.59%	.61%	.54%
Net investment income (loss)	.01% A	.01%	.01%	.05%	1.81%	3.03%
Supplemental Data
Net assets, end of period (in millions)	$ 486	$ 525	$ 508	$ 597	$ 922	$ 895

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	- G	- G	.016	.028
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	- G	- G	- G	- G	.016	.028
Distributions from net investment income	- G	- G	- G	- G	(.016)	(.028)
Distributions from net realized gain	-	-	-	-	-G	-
Total distributions	- G	- G	- G	- G	(.016)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-%E	.01%	.01%	.02%	1.62%	2.81%
Ratios to Average Net Assets D,F
Expenses before reductions	.98% A	.97%	.97%	1.01%	.98%	.98%
Expenses net of fee waivers, if any	.15% A	.22%	.28%	.63%	.95%	.95%
Expenses net of all reductions	.15% A	.22%	.28%	.63%	.86%	.82%
Net investment income (loss)	.01% A	.01%	.01%	.02%	1.56%	2.74%
Supplemental Data
Net assets, end of period (in millions)	$ 363	$ 399	$ 371	$ 452	$ 660	$ 508

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	- G	.002	.021	.033
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	- G	- G	- G	.002	.021	.033
Distributions from net investment income	- G	- G	- G	(.002)	(.021)	(.033)
Distributions from net realized gain	-	-	-	-	-G	-
Total distributions	- G	- G	- G	(.002)	(.021)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-%E	.01%	.01%	.18%	2.13%	3.32%
Ratios to Average Net Assets D,F
Expenses before reductions	.47% A	.47%	.47%	.51%	.48%	.48%
Expenses net of fee waivers, if any	.15% A	.21%	.28%	.47%	.45%	.45%
Expenses net of all reductions	.15% A	.21%	.28%	.46%	.36%	.29%
Net investment income (loss)	.01% A	.01%	.01%	.18%	2.06%	3.28%
Supplemental Data
Net assets, end of period (in millions)	$ 7,268	$ 7,032	$ 6,006	$ 5,918	$ 6,784	$ 4,346

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Treasury Fund (Treasury), Prime Fund (Prime) and Tax-Exempt Fund (Tax-Exempt) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury offers three classes of shares, Daily Money Class, Capital Reserves Class and Advisor C Class. Prime offers two classes of shares, Daily Money Class and Capital Reserves Class. Tax-Exempt offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity® Tax-Free Money Market Fund. Effective after the close of business on September 1, 2010, Advisor B Class shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class, along with Advisor B Class, has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Advisor B Class shares will automatically convert to Daily Money Class shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Prime and Tax-Exempt, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

Tax-Exempt purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Treasury	$ 5,145,887	$ -	$ -	$ -
Prime	17,237,057	-	-	-
Tax-Exempt	7,988,030	-	-	-

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance their yield, the Funds may enter into reverse repurchase agreements whereby a fund transfers securities to a counterparty who then agrees to transfer them back to the applicable fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement, if any, are recorded as a liability in each applicable fund's accompanying Statement of Assets and Liabilities. A fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. A fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding each applicable fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. At period end, there were no reverse repurchase agreements outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .25% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Treasury	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Daily Money Class	-%	.25%	$ 4,874	$ -
Capital Reserves Class	.25%	.25%	3,535	-
Advisor B Class	.75%	.25%	176	-
Advisor C Class	.75%	.25%	565	-
			$ 9,150	$ -
Prime
Daily Money Class	-%	.25%	$ 10,499	$ -
Capital Reserves Class	.25%	.25%	23,310	-
			$ 33,809	$ -
Tax-Exempt
Daily Money Class	-%	.25%	$ 628	$ -
Capital Reserves Class	.25%	.25%	1,010	-
			$ 1,638	$ -

During the period, FMR or its affiliates waived a portion of these fees.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives the proceeds of contingent deferred sales charges levied on Treasury - Advisor B and Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges range from 5.00% to 1.00% for Treasury - Advisor B and 1.00% for Treasury - Advisor C. In addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Treasury
Daily Money Class	$ 1
Advisor B Class *	67
Advisor C Class*	27
Prime
Daily Money Class	7
Tax-Exempt
Daily Money Class	-

* When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Treasury and Prime. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for Tax-Exempt. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with Tax-Exempt's transfer agency and shareholder servicing functions. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of average net assets. For the period, transfer agent fees for each class were as follows:

Treasury - Daily Money Class	$ 3,910
Treasury - Capital Reserves Class	1,415
Treasury - Advisor B Class	36
Treasury - Advisor C Class*	114
$ 5,475
Prime - Daily Money Class	$ 8,429
Prime - Capital Reserves Class	9,325
$ 17,754
Tax-Exempt - Daily Money Class	$ 503
Tax-Exempt - Capital Reserves Class	404
Tax-Exempt - Fidelity Tax-Free Money Market Fund	7,195
$ 8,102

During the period, FMR or its affiliates waived a portion of these fees.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the Funds except for Tax-Exempt. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt's accounting records. The fee is based on the level of average net assets for each month.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from Adviser
Prime
Daily Money Class	.70%	$ 1,661
Capital Reserves Class	.95%	1,869
Tax-Exempt
Daily Money Class	.70%	62
Capital Reserves Class	.95%	52
Fidelity Tax-Free Money Market Fund	.45%	831

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver for each class was as follows:

Treasury
Daily Money Class	$ 12,311
Capital Reserves Class	6,225
Advisor B Class	244
Advisor C Class	781
Prime
Daily Money Class	14,555
Capital Reserves Class	27,739
Tax-Exempt
Daily Money Class	1,385
Capital Reserves Class	1,618
Fidelity Tax-Free Money Market Fund	10,864

Semiannual Report

6. Expense Reductions - continued

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Tax-Exempt	$ 1

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Treasury - Daily Money Class	$ 193	$ 238
Treasury - Capital Reserves Class	71	110
Treasury - Advisor B Class	2	4
Treasury - Advisor C Class	6	11
Total	$ 272	$ 363
Prime - Daily Money Class	$ 418	$ 883
Prime - Capital Reserves Class	464	918
Total	$ 882	$ 1,801
Tax-Exempt - Daily Money Class	$ 25	$ 51
Tax-Exempt - Capital Reserves Class	20	36
Tax-Exempt - Fidelity Tax-Free Money Market Fund	359	660
Total	$ 404	$ 747

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
Treasury - Daily Money Class Shares sold	7,472,671	11,349,815
Reinvestment of distributions	174	226
Shares redeemed	(7,698,152)	(9,646,153)
Net increase (decrease)	(225,307)	1,703,888

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Share Transactions - continued

	Six months ended April 30, 2012	Year ended October 31, 2011
Treasury - Capital Reserves Class Shares sold	2,153,164	3,425,343
Reinvestment of distributions	59	100
Shares redeemed	(2,103,079)	(3,251,145)
Net increase (decrease)	50,144	174,298
Treasury - Advisor B Class Shares sold	5,129	24,999
Reinvestment of distributions	2	4
Shares redeemed	(12,254)	(33,739)
Net increase (decrease)	(7,123)	(8,736)
Treasury - Advisor C Class Shares sold	41,108	155,522
Reinvestment of distributions	5	10
Shares redeemed	(62,946)	(134,679)
Net increase (decrease)	(21,833)	20,853
Prime - Daily Money Class Shares sold	14,299,131	33,868,983
Reinvestment of distributions	393	857
Shares redeemed	(14,679,088)	(34,155,511)
Net increase (decrease)	(379,564)	(285,671)
Prime - Capital Reserves Class Shares sold	17,346,574	36,680,214
Reinvestment of distributions	430	896
Shares redeemed	(17,256,096)	(36,811,686)
Net increase (decrease)	90,908	(130,576)
Tax-Exempt - Daily Money Class Shares sold	668,127	1,710,214
Reinvestment of distributions	24	49
Shares redeemed	(707,078)	(1,693,548)
Net increase (decrease)	(38,927)	16,715
Tax-Exempt - Capital Reserves Class Shares sold	846,697	1,946,190
Reinvestment of distributions	18	36
Shares redeemed	(882,976)	(1,918,448)
Net increase (decrease)	(36,261)	27,778
Tax-Exempt - Fidelity Tax-Free Money Market Fund Shares sold	11,795,938	25,532,133
Reinvestment of distributions	352	652
Shares redeemed	(11,561,075)	(24,506,362)
Net increase (decrease)	235,215	1,026,423

Semiannual Report

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

Custodian

The Bank of New York Mellon

New York, NY (Prime Fund &
Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

DMFI-SANN-0612
1.703547.114

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®
Tax-Free Money Market
Fund

A Class of Fidelity
Cash Management Funds:
Tax-Exempt Fund

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments with their values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Daily Money Class	.15%
Actual		$ 1,000.00	$ 1,000.05	$ .75**
HypotheticalA		$ 1,000.00	$ 1,024.12	$ .75**
Capital Reserves Class	.15%
Actual		$ 1,000.00	$ 1,000.05	$ .75**
HypotheticalA		$ 1,000.00	$ 1,024.12	$ .75**
Fidelity Tax-Free Money Market Fund	.15%
Actual		$ 1,000.00	$ 1,000.05	$ .75**
HypotheticalA		$ 1,000.00	$ 1,024.12	$ .75**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Daily Money Class	.70%
Actual		$ 3.48
HypotheticalA		$ 3.52
Capital Reserves Class	.95%
Actual		$ 4.71
HypotheticalA		$ 4.77
Fidelity Tax-Free Money Market Fund	.45%
Actual		$ 2.24
HypotheticalA		$ 2.26

A 5% return per year before expenses

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 4/30/12	% of fund's investments 10/31/11	% of fund's investments 4/30/11
1 - 7	75.7	84.4	81.9
8 - 30	4.0	1.2	3.1
31 - 60	7.2	2.3	5.1
61 - 90	4.0	3.1	5.2
91 - 180	6.6	2.3	3.6
> 180	2.5	6.7	1.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	4/30/12	10/31/11	4/30/11
Tax-Exempt Fund	26 Days	29 Days	19 Days
All Tax-Free Money Market Funds Average*	26 Days	33 Days	26 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	4/30/12	10/31/11	4/30/11
Tax-Exempt Fund	26 Days	29 Days	19 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of April 30, 2012	As of October 31, 2011
Variable Rate Demand Notes (VRDNs) 68.5%	Variable Rate Demand Notes (VRDNs) 67.8%
Other Municipal Debt 26.7%	Other Municipal Debt 18.0%
Investment Companies 3.2%	Investment Companies 14.6%
Net Other Assets (Liabilities) 1.6%	Net Other Assets (Liabilities) † (0.4)%

* Source: iMoneyNet, Inc.

† Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	4/30/12	1/30/12	10/31/11	8/1/11	5/2/11

Fidelity Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%

Fidelity Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%

Fidelity Tax-Free Money Market Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2012, the most recent period shown in the table, would have been -0.48% for Daily Money Class, -0.73% for Capital Reserves Class and -0.22% for Tax-Free Money Market Class.

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 68.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.25% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	$ 5,225	$ 5,225
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 C, 0.28% 5/1/12, VRDN (a)	9,000	9,000
Series 1995 E, 0.29% 5/1/12, VRDN (a)	8,900	8,900
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Hosp. Proj.) 0.25% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	2,900	2,900
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.):
Series 1999 A, 0.29% 5/7/12, LOC Bayerische Landesbank Girozentrale, VRDN (a)	3,455	3,455
Series 1999 B, 0.23% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	5,800	5,800
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.25% 5/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (a)	4,000	4,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.29% 5/2/12, VRDN (a)	1,700	1,700
		40,980
Alaska - 1.4%
Alaska Hsg. Fin. Corp. Participating VRDN Series Solar 06 22, 0.23% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	4,515	4,515
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.25% 5/7/12, LOC Union Bank of California, VRDN (a)	32,725	32,725
Participating VRDN Series WF 11 132C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	8,680	8,680
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	24,680	24,680
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN Series Solar 06 33, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	12,075	12,075
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.3% 5/7/12 (ConocoPhillips Guaranteed), VRDN (a)	12,000	12,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Alaska - continued
Valdez Marine Term. Rev.: - continued
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.26% 5/7/12 (ConocoPhillips Guaranteed), VRDN (a)	$ 13,105	$ 13,105
Series 1994 C, 0.3% 5/7/12 (ConocoPhillips Guaranteed), VRDN (a)	4,500	4,500
		112,280
Arizona - 1.8%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 F, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	4,160	4,160
(Catholic Healthcare West Proj.) Series 2005 B, 0.24% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	10,980	10,980
Arizona Health Facilities Auth. Sr. Living Rev. (Royal Oaks Life Care Cmnty. Proj.) Series 2008, 0.38% 5/7/12, LOC Bank of America NA, VRDN (a)	4,575	4,575
Arizona School Facilities Board Rev. Participating VRDN Series BC 11 102W, 0.27% 5/7/12 (Liquidity Facility Barclays Bank PLC) (a)(d)	6,500	6,500
Arizona Trans. Board Excise Tax Rev. Participating VRDN Series MT 726, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	14,120	14,120
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.26% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	6,400	6,400
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.25% 5/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,900	5,900
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.25% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	8,100	8,100
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.24% 5/7/12, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	4,200	4,200
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.27% 5/7/12 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,000	5,000
Series EGL 06 0141, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	16,500	16,500
Series EGL 06 14 Class A, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	11,200	11,200
Series EGL 07 0012, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	13,850	13,850
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN: - continued
Series MS 3078, 0.4% 5/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	$ 4,500	$ 4,500
Series Putters 3242, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,540	2,540
Series Putters 3708Z, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,695	8,695
Series RBC O1, 0.25% 5/7/12 (Liquidity Facility Royal Bank of Canada) (a)(d)	3,300	3,300
Series WF 09 40C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,345	3,345
Tempe Transit Excise Tax Rev. Series 2006, 0.25% 5/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	5,620	5,620
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	10,300	10,300
		149,785
California - 4.5%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Schools of the Sacred Heart - San Francisco Proj.) Series 2008 B, 0.35% 5/7/12, LOC Bank of America NA, VRDN (a)	2,000	2,000
California Edl. Facilities Auth. Rev. Participating VRDN Series EGL 07 0066, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	4,200	4,200
California Gen. Oblig.:
Series 2004 A6, 0.25% 5/7/12, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	21,700	21,700
Series 2004 A7, 0.24% 5/7/12, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	6,040	6,040
Series 2004 B5, 0.23% 5/7/12, LOC Citibank NA, VRDN (a)	28,300	28,300
Series 2005 A2-1, 0.28% 5/7/12, LOC Barclays Bank PLC, VRDN (a)	20,000	20,000
Series 2005 B1, 0.25% 5/7/12, LOC Bank of America NA, VRDN (a)	12,500	12,500
Series B6, 0.25% 5/7/12, LOC Citibank NA, VRDN (a)	9,200	9,200
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2004 K, 0.34% 5/7/12, LOC Bank of America NA, VRDN (a)	8,000	8,000
(Scripps Health Proj.) Series 2008 D, 0.27% 5/7/12, LOC Bank of America NA, VRDN (a)	28,810	28,810
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Participating VRDN:
Series Putters 3878 Q, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 2,000	$ 2,000
Series Putters 4039, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,000	3,000
California Hsg. Fin. Agcy. Rev. (Multifamily Hsg. Prog.) Series 2000 D, 0.23% 5/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	3,865	3,865
California Infrastructure & Econ. Dev. Bank Rev. (The Contemporary Jewish Museum Proj.) Series 2006, 0.3% 5/1/12, LOC Bank of America NA, VRDN (a)	4,900	4,900
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.26% 5/7/12, LOC Bank of America NA, VRDN (a)	7,000	7,000
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.24% 5/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	11,200	11,200
California Statewide Cmntys. Dev. Auth. Rev. (American Baptist Homes of the West Proj.) Series 2006, 0.36% 5/7/12, LOC Bank of America NA, VRDN (a)	8,800	8,800
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.26% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	3,000	3,000
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R 11766, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	11,370	11,370
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.23% 5/7/12, LOC Citibank NA, VRDN (a)	28,960	28,960
Los Angeles Cmnty. College District Participating VRDN Series ROC II R 11727, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	4,500	4,500
Los Angeles Dept. Arpt. Rev. Participating VRDN Series Putters 4079Z, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,925	7,925
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series Putters 3332, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,660	6,660
Los Angeles Gen. Oblig. Participating VRDN Series Putters 3930, 0.25% 5/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	6,700	6,700
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.26% 5/7/12, LOC Bank of America NA, VRDN (a)	5,000	5,000
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 A, 0.23% 5/7/12, LOC Citibank NA, VRDN (a)	5,625	5,625
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside Elec. Rev.:
Series 2008 A, 0.24% 5/7/12, LOC Bank of America NA, VRDN (a)	$ 12,700	$ 12,700
Series 2008 C, 0.24% 5/7/12, LOC Bank of America NA, VRDN (a)	1,000	1,000
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,850	6,850
Series Putters 3028, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,715	8,715
Series WF 08 29C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	7,500	7,500
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.27% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	2,000	2,000
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.24% 5/7/12, LOC Freddie Mac, VRDN (a)	8,400	8,400
Santa Clara Elec. Rev. Series 2008 B. 0.27% 5/7/12, LOC Bank of America NA, VRDN (a)	27,760	27,760
Sonoma County Gen. Oblig. Participating VRDN Series Putters 4000, 0.25% 5/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	7,500	7,500
Southern California Pub. Pwr. Auth. Rev. (Palo Verde Proj.) Series 2008 B, 0.27% 5/7/12, LOC Citibank NA, VRDN (a)	8,970	8,970
Univ. of California Revs. Participating VRDN Series Putters 3365, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,055	4,055
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.24% 5/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,200	9,200
		365,905
Colorado - 1.8%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.25% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	12,800	12,800
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	5,800	5,800
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.26% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	32,930	32,930
Participating VRDN:
Series BA 08 1090, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	4,675	4,675
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
Series Putters 2999, 0.27% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 6,250	$ 6,250
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	12,500	12,500
Series EGL 07 0039, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	17,575	17,575
Series EGL 07 0040, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	9,800	9,800
Series MT 741, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	13,205	13,205
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.26% 5/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,500	6,500
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.7% 5/7/12, LOC BNP Paribas SA, VRDN (a)	2,900	2,900
Moffat County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	9,400	9,400
Univ. of Colorado Hosp. Auth. Rev. Series 2004 A, 0.27% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	9,400	9,400
		143,735
Connecticut - 0.5%
Connecticut Gen. Oblig.:
Participating VRDN Series WF 11 89C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	7,000	7,000
Series 2004 A, 0.24% 5/7/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	3,500	3,500
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series EGL 7 05 3031, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	22,900	22,900
Series Putters 3363, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,800	4,800
		38,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.47% 5/7/12, VRDN (a)	$ 3,500	$ 3,500
Series 1999 A, 0.49% 5/7/12, VRDN (a)	2,800	2,800
		6,300
District Of Columbia - 0.7%
District of Columbia Gen. Oblig. Series 2008 C, 0.24% 5/7/12, LOC TD Banknorth, NA, VRDN (a)	7,900	7,900
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.24% 5/7/12, LOC Freddie Mac, VRDN (a)	3,635	3,635
District of Columbia Income Tax Rev. Participating VRDN Series WF 11 145C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	13,610	13,610
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	12,145	12,145
(American Univ. Proj.) Series 2008, 0.28% 5/1/12, LOC Bank of America NA, VRDN (a)	2,600	2,600
(The AARP Foundation Proj.) Series 2004, 0.32% 5/7/12, LOC Bank of America NA, VRDN (a)	8,500	8,500
(The Phillips Collection Issue Proj.) Series 2003, 0.49% 5/7/12, LOC Bank of America NA, VRDN (a)	4,905	4,905
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2007 C1, 0.24% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	3,435	3,435
		56,730
Florida - 4.9%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.25% 5/7/12, LOC Freddie Mac, VRDN (a)	5,940	5,940
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.31% 5/7/12, LOC Bank of America NA, VRDN (a)	1,890	1,890
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BBT 08 16, 0.23% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	10,740	10,740
Series EGL 07 0049, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	29,585	29,585
Series EGL 7050054 Class A, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	18,840	18,840
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN: - continued
Series MS 3059, 0.4% 5/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	$ 5,615	$ 5,615
Series MT 728, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	10,000	10,000
Series Putters 3834 Z, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,000	9,000
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.27% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	2,860	2,860
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.26% 5/7/12, LOC Fannie Mae, VRDN (a)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.26% 5/7/12, LOC Fannie Mae, VRDN (a)	5,850	5,850
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	9,370	9,370
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.28% 5/1/12, LOC Bank of America NA, VRDN (a)	2,200	2,200
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 0.23% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	12,590	12,590
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2003 B, 0.24% 5/7/12, LOC PNC Bank NA, VRDN (a)	1,965	1,965
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2007 B, 0.24% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	4,800	4,800
Series 2007 E, 0.24% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	6,200	6,200
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.25% 5/7/12, LOC Fannie Mae, VRDN (a)	3,300	3,300
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.3% 5/7/12, LOC Bank of America NA, VRDN (a)	30,000	30,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.31% 5/7/12, LOC Bank of America NA, VRDN (a)	8,900	8,900
Orange County Sales Tax Rev. Participating VRDN Series WF 12 20C 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	15,900	15,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orlando & Orange County Expressway Auth. Rev.:
Series 2003 C2, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	$ 25,300	$ 25,300
Series 2008 B1, 0.24% 5/7/12, LOC Bank of America NA, VRDN (a)	24,525	24,525
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.26% 5/7/12, LOC Northern Trust Co., VRDN (a)	6,500	6,500
(Morse Oblig. Group Proj.) Series 2003, 0.23% 5/7/12, LOC TD Banknorth, NA, VRDN (a)	1,035	1,035
(Planned Parenthood Proj.) Series 2002, 0.26% 5/7/12, LOC Northern Trust Co., VRDN (a)	2,700	2,700
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.24% 5/7/12, LOC Northern Trust Co., VRDN (a)	13,190	13,190
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,775	1,775
Panama City Gen. Oblig. Participating VRDN Series Solar 2006 129, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	8,920	8,920
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.):
Series 2009 A2, 0.24% 5/7/12, LOC Northern Trust Co., VRDN (a)	15,750	15,750
Series 2009 A3, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	13,875	13,875
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.26% 5/7/12, LOC Freddie Mac, VRDN (a)	5,150	5,150
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.):
Series 2005 A1, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	12,100	12,100
Series 2005 A2, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	6,100	6,100
Series 2005 B1, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	14,650	14,650
Series 2005 B2, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	8,625	8,625
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Participating VRDN Series ROC II R 12313, 0.25% 5/1/12 (Liquidity Facility Citibank NA) (a)(d)	$ 25,900	$ 25,900
Sunshine State Govt. Fing. Commission Rev. Series 2011 C, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	18,850	18,850
		401,340
Georgia - 2.7%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.33% 5/1/12, VRDN (a)	4,000	4,000
(Oglethorpe Pwr. Corp. Projects) Series 2010 A, 0.28% 5/7/12, LOC Bank of America NA, VRDN (a)	5,000	5,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	16,600	16,600
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.24% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	6,800	6,800
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.25% 5/7/12, LOC Freddie Mac, VRDN (a)	18,175	18,175
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.25% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	5,300	5,300
(Pace Academy, Inc. Proj.) Series 2008, 0.34% 5/7/12, LOC Bank of America NA, VRDN (a)	15,600	15,600
Participating VRDN Series Solar 07 72, 0.23% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	11,520	11,520
Fulton County Residential Care Facilities (Lenbrook Proj.) Series 2008 C, 0.25% 5/7/12, LOC Bank of Scotland PLC, VRDN (a)	4,625	4,625
Georgia Gen. Oblig. Participating VRDN:
Series MT 729, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	7,500	7,500
Series PZ 271, 0.27% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	9,873	9,873
Gwinnet County Hosp. Auth. Rev. (Gwinnett Hosp. Sys., Inc. Proj.) Series 2009 A, 0.25% 5/7/12, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	17,045	17,045
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.26% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	4,250	4,250
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.33% 5/1/12, VRDN (a)	$ 10,500	$ 10,500
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.25% 5/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	21,360	21,360
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN:
Series Putters 3755, 0.27% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500	2,500
Series Putters 4016, 0.27% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,500	6,500
Series Solar 08 0001, 0.23% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	10,225	10,225
Monroe County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
Muni. Elec. Auth. of Georgia Series 1985 B, 0.25% 5/7/12, LOC Barclays Bank PLC, VRDN (a)	10,000	10,000
Private Colleges & Univs. Auth. Rev.:
(Mercer Univ. Proj.) Series 2011 A, 0.26% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	10,000	10,000
Participating VRDN Series WF 11 32C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	5,800	5,800
Smyrna Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Hills of Post Village Proj.) Series 1995, 0.25% 5/7/12, LOC Fannie Mae, VRDN (a)	2,200	2,200
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.):
Series 2009 A, 0.25% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	5,150	5,150
Series 2009 B, 0.25% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	3,900	3,900
		215,423
Hawaii - 0.2%
Hawaii Gen. Oblig. Participating VRDN Series MT 4718, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	5,000	5,000
Honolulu City and County Wastewtr. Sys. Participating VRDN:
Series ROC II R 11989, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	5,550	5,550
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Honolulu City and County Wastewtr. Sys. Participating VRDN: - continued
Series ROC II R 12325, 0.25% 5/1/12 (Liquidity Facility Citibank NA) (a)(d)	$ 2,000	$ 2,000
Series WF 11 119C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	5,670	5,670
		18,220
Idaho - 0.4%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	27,000	27,000
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series A, 0.24% 5/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	4,200	4,200
		31,200
Illinois - 6.0%
Bridgeview Gen. Oblig. Subseries 2008 A1, 0.26% 5/7/12, LOC Northern Trust Co., VRDN (a)	17,500	17,500
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	13,200	13,200
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series BBT 08 60, 0.23% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	9,385	9,385
Series Clipper 07 12, 0.28% 5/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	10,350	10,350
Series Solar 06 75, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	7,400	7,400
Chicago Park District Gen. Oblig. Participating VRDN Series Putters 3842, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000	4,000
Chicago Wtr. Rev.:
Series 2004 A1, 0.26% 5/7/12, LOC California Pub. Employees Retirement Sys., VRDN (a)	19,575	19,575
Series 2004 A2, 0.26% 5/7/12, LOC California Pub. Employees Retirement Sys., VRDN (a)	34,005	34,005
Series 2004 A3, 0.24% 5/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (a)	11,420	11,420
DuPage County Rev. (Morton Arboretum Proj.) 0.31% 5/7/12, LOC Bank of America NA, VRDN (a)	6,200	6,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Rev.:
(Glenwood School for Boys Proj.) Series 1998, 0.24% 5/7/12, LOC BMO Harris Bank NA, VRDN (a)	$ 3,000	$ 3,000
(Lyric Opera of Chicago Proj.) 0.24% 5/7/12, LOC JPMorgan Chase Bank, LOC BMO Harris Bank NA, VRDN (a)	10,200	10,200
Illinois Edl. Facilities Auth. Revs.:
(Elmhurst College Proj.) Series 2003, 0.24% 5/7/12, LOC BMO Harris Bank NA, VRDN (a)	2,550	2,550
Participating VRDN Series ROC II R 12278, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	5,200	5,200
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	31,175	31,175
(Chicago Symphony Orchestra Proj.) Series 2008, 0.24% 5/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,985	5,985
(Edward Hosp. Obligated Group Proj.):
Series 2008 B2, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	10,825	10,825
Series 2008 C, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	11,235	11,235
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.26% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	15,845	15,845
Series 2008 B, 0.26% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	10,800	10,800
(North Central College Proj.) Series 2008, 0.34% 5/7/12, LOC Bank of America NA, VRDN (a)	8,500	8,500
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	33,130	33,130
Series 2008 C, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	15,700	15,700
(OSF Healthcare Sys. Proj.):
Series 2009 C, 0.25% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	21,000	21,000
Series 2009 D, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	25,000	25,000
(Rockford Mem. Hosp. Proj.) 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	20,200	20,200
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.24% 5/7/12, LOC Northern Trust Co., VRDN (a)	9,500	9,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Swedish Covenant Hosp. Proj.) Series 2008 A, 0.31% 5/7/12, LOC Bank of America NA, VRDN (a)	$ 11,000	$ 11,000
(Trinity Int'l. Univ. Proj.) Series 2009, 0.24% 5/7/12, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	10,000	10,000
Participating VRDN:
Series EGL 06 115, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	10,000	10,000
Series EGL 06 118, Class A, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	12,570	12,570
Series Putters 3288Z, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,000	3,000
Series Putters 3764, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000	2,000
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.27% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Illinois Sales Tax Rev. Participating VRDN:
Series MS 3283 X, 0.4% 5/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,810	3,810
Series WF 11 125C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	8,790	8,790
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 1B, 0.23% 5/7/12, LOC PNC Bank NA, VRDN (a)	17,000	17,000
Series 2007 A 2D, 0.23% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	11,200	11,200
Metropolitan Pier & Exposition Participating VRDN Series MS 3215, 0.4% 5/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	1,700	1,700
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2004, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	3,900	3,900
Univ. of Illinois Rev. Series 2008, 0.24% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	13,875	13,875
		486,725
Indiana - 2.5%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	15,575	15,575
Hamilton Southeastern Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	11,515	11,515
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.25% 5/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (a)	$ 15,425	$ 15,425
Series 2005, 0.29% 5/7/12, LOC Royal Bank of Scotland PLC, VRDN (a)	10,950	10,950
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.24% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	17,400	17,400
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series 2004 B, 0.26% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	4,400	4,400
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 A, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	17,100	17,100
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 C, 0.23% 5/7/12, LOC PNC Bank NA, VRDN (a)	24,700	24,700
Indiana Fin. Auth. Rev.:
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.24% 5/7/12, LOC PNC Bank NA, VRDN (a)	20,715	20,715
Participating VRDN Series BBT 08 12, 0.24% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	11,710	11,710
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63, 0.23% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	15,400	15,400
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.25% 5/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (a)	26,000	26,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.25% 5/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,600	3,600
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.23% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	4,700	4,700
		199,190
Iowa - 0.2%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.27% 5/7/12, VRDN (a)	18,500	18,500
Kansas - 0.1%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.28% 5/1/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	11,035	11,035
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.7%
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series MS 3125, 0.4% 5/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	$ 11,250	$ 11,250
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 B, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	5,300	5,300
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.25% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	22,000	22,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	18,080	18,080
		56,630
Louisiana - 1.9%
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, 0.25% 5/7/12, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	34,000	34,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series Solar 06 133, 0.23% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	3,300	3,300
Louisiana Gen. Oblig. Participating VRDN Series Putters 4120, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	18,585	18,585
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	12,375	12,375
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	9,000	9,000
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2009 A, 0.25% 5/7/12, VRDN (a)	15,115	15,115
(C-Port LLC Proj.) Series 2008, 0.34% 5/7/12, LOC Bank of America NA, VRDN (a)	14,400	14,400
(Int'l.-Matex Tank Terminals Proj.) Series 2007, 0.25% 5/7/12, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	20,000	20,000
St. James Parish Gen. Oblig. (NuStar Logistics LP Proj.):
Series 2010 A, 0.27% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	12,500	12,500
Series 2010 B, 0.27% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	13,400	13,400
		152,675
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Maine - 0.1%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 B, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	$ 9,100	$ 9,100
Maryland - 1.2%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.24% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	13,675	13,675
Baltimore County Gen. Oblig. Participating VRDN Series WF 11 137C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	7,115	7,115
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.27% 5/7/12, LOC Fannie Mae, VRDN (a)	9,400	9,400
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.31% 5/7/12, LOC Bank of America NA, VRDN (a)	4,470	4,470
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.3% 5/7/12, LOC Bank of America NA, VRDN (a)	3,700	3,700
(Mercy Med. Ctr. Proj.) Series 2007 D, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	18,100	18,100
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 A, 0.35% 5/7/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	14,200	14,200
Series 2008 B, 0.28% 5/7/12, LOC Bank of America NA, VRDN (a)	12,200	12,200
Participating VRDN Series BBT 08 46, 0.23% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	3,820	3,820
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.34% 5/7/12, LOC Bank of America NA, VRDN (a)	5,445	5,445
Montgomery County Hsg. Opportunities Commission Series 2002 C, 0.24% 5/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	7,965	7,965
		100,090
Massachusetts - 1.2%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series PT 4368, 0.24% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	5,000	5,000
Massachusetts Dev. Fin. Agcy. Rev. (Lasell Village Proj.) Series 2007, 0.39% 5/7/12, LOC Bank of America NA, VRDN (a)	13,580	13,580
Massachusetts Gen. Oblig.:
Participating VRDN Series Clipper 07 41, 0.28% 5/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	16,000	16,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2006 B, 0.3% 5/1/12 (Liquidity Facility Bank of America NA), VRDN (a)	$ 1,590	$ 1,590
Massachusetts Health & Edl. Facilities Auth. Rev. (Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.3% 5/7/12, LOC Bank of America NA, VRDN (a)	4,400	4,400
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series BC 11 113B, 0.24% 5/7/12 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,000	1,000
Series EGL 07 0031, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	13,000	13,000
Series Putters 2479Z, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,755	3,755
Series Putters 2857, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,255	10,255
Series WF 11 124C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	6,835	6,835
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,200	1,200
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 32, 0.23% 5/7/12 (Liquidity Facility Royal Bank of Canada) (a)(d)	21,705	21,705
		98,320
Michigan - 1.4%
Grand Traverse County Hosp. Series 2011 B, 0.26% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Michigan Fin. Auth. Rev.:
Participating VRDN Series ROC II R 11988, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	6,750	6,750
Series 2011 L, 0.27% 5/7/12, LOC Citibank NA, VRDN (a)	12,200	12,200
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.23% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	8,665	8,665
(McLaren Health Care Corp. Proj.):
Series 2008 B2, 0.23% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	16,590	16,590
Series 2008 B3, 0.23% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
Participating VRDN Series ROC II R 11676, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	8,650	8,650
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, 0.32% 5/7/12, LOC Bank of America NA, VRDN (a)	$ 52,000	$ 52,000
Wayne County Arpt. Auth. Rev. 0.23% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
		116,855
Minnesota - 0.4%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.26% 5/7/12, LOC Freddie Mac, VRDN (a)	5,000	5,000
Edina Minn Multifamily Rev. (Edina Park Plaza Proj.) Series 1999, 0.25% 5/7/12, LOC Freddie Mac, VRDN (a)	3,940	3,940
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C1, 0.23% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	4,025	4,025
Minnesota Gen. Oblig. Participating VRDN Series Putters 3845, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,400	3,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.26% 5/7/12, LOC Fannie Mae, VRDN (a)	2,550	2,550
Oak Park Heights Multi-Family Rev. 0.26% 5/7/12, LOC Freddie Mac, VRDN (a)	6,830	6,830
Rochester Health Care Facilities Rev. Participating VRDN Series WF11 49 C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	5,225	5,225
St. Paul Port Auth. District Cooling Rev.:
Series 2009 11DD, 0.26% 5/7/12, LOC Deutsche Bank AG, VRDN (a)	1,000	1,000
Series 2009 9BB, 0.26% 5/7/12, LOC Deutsche Bank AG, VRDN (a)	3,000	3,000
		34,970
Mississippi - 0.7%
Mississippi Dev. Bank Spl. Oblig.:
(Harrison County Proj.) Series 2008 A2, 0.31% 5/7/12, LOC Bank of America NA, VRDN (a)	13,525	13,525
Participating VRDN Series Solar 06 0153, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	13,225	13,225
Mississippi Gen. Oblig.:
Participating VRDN:
Series ROC II-R 11987, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	6,300	6,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Gen. Oblig.: - continued
Series WF 11 117C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	$ 3,260	$ 3,260
0.3% 5/7/12 (Liquidity Facility Bank of America NA), VRDN (a)	16,700	16,700
		53,010
Missouri - 0.6%
Cape Girardeau County Indl. Dev. Auth. (St. Francis Med. Ctr. Proj.) Series 2009 B, 0.26% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	6,845	6,845
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Christian Brothers College Proj.) Series 2002 A, 0.25% 5/7/12, LOC TD Banknorth, NA, VRDN (a)	25,040	25,040
Participating VRDN:
Series EGL 07 0001, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	8,470	8,470
Series Putters 3929, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2005 A1, 0.26% 5/7/12, LOC Bank of America NA, VRDN (a)	3,200	3,200
Missouri Health & Edl. Facilities Auth. Rev. (Lutheran Sr. Svcs. Proj.) Series 2008, 0.24% 5/7/12, LOC PNC Bank NA, VRDN (a)	2,575	2,575
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.25% 5/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (a)	3,775	3,775
		52,690
Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.25% 5/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	16,000	16,000
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	7,000	7,000
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series BBT 2060, 0.24% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	22,905	22,905
		45,905
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - 1.9%
Clark County Arpt. Rev.:
Series 2008 D1, 0.25% 5/7/12, LOC Citibank NA, VRDN (a)	$ 4,000	$ 4,000
Series 2008 D3, 0.27% 5/7/12, LOC Bank of America NA, VRDN (a)	10,000	10,000
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	4,500	4,500
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.24% 5/7/12, LOC Union Bank of California, VRDN (a)	3,500	3,500
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,085	6,085
Series Putters 3489Z, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,965	11,965
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	10,200	10,200
Reno Cap. Impt. Rev. Series 2005 A, 0.32% 5/7/12, LOC Bank of America NA, VRDN (a)	1,400	1,400
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.25% 5/7/12, LOC Union Bank of California, VRDN (a)	10,915	10,915
Series 2008 B, 0.26% 5/7/12, LOC Union Bank of California, VRDN (a)	42,625	42,625
Series 2009 A, 0.25% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	28,385	28,385
Series 2009 B, 0.26% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	20,860	20,860
		156,435
New Mexico - 0.9%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.25% 5/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	72,695	72,695
New York - 5.3%
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	9,000	9,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.35% 5/7/12, LOC Bank of America NA, VRDN (a)	$ 12,590	$ 12,590
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 2951, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,400	1,400
Series Putters 3282, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,350	3,350
Series Putters 4052, 0.25% 5/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	6,555	6,555
Series ROC II R 14000X, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	1,600	1,600
Series 1995 F3, 0.26% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	12,400	12,400
Series 2004 A3, 0.3% 5/7/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	2,000	2,000
Series 2006 E2, 0.26% 5/1/12, LOC Bank of America NA, VRDN (a)	1,200	1,200
Series 2008 J8, 0.32% 5/1/12, LOC Landesbank Baden-Wuert, VRDN (a)	18,615	18,615
Series 2012 G3, 0.23% 5/7/12 (Liquidity Facility Citibank NA), VRDN (a)	50,000	50,000
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.26% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	4,105	4,105
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 0.25% 5/7/12, LOC RBS Citizens NA, VRDN (a)	33,300	33,300
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.25% 5/7/12, LOC Citibank NA, VRDN (a)	22,120	22,120
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 06 69 Class A, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	16,270	16,270
Series PT 3992, 0.24% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,495	3,495
Series ROC II R 11904, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	4,000	4,000
Series ROC II R 11930, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	9,715	9,715
Series ROC II R380, 0.28% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	13,305	13,305
Series 2008 BB2, 0.24% 5/7/12 (Liquidity Facility Bank of America NA), VRDN (a)	10,900	10,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series FF, 0.26% 5/1/12 (Liquidity Facility Bank of America NA), VRDN (a)	$ 7,075	$ 7,075
New York City Transitional Fin. Auth. Rev. Participating VRDN Series ROC II R 11902, 0.27% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	3,600	3,600
New York City Trust Cultural Resources Rev. (Lincoln Ctr. for the Performing Arts, Inc. Proj.) Series 2008 A2, 0.3% 5/1/12, LOC Bank of America NA, VRDN (a)	1,350	1,350
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.26% 5/7/12, LOC Bank of America NA, VRDN (a)	6,400	6,400
(North Shore - Long Island Jewish Obligated Group Proj.):
Series 2009 C, 0.23% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	28,100	28,100
Series 2009 D, 0.29% 5/7/12, LOC Bank of America NA, VRDN (a)	11,300	11,300
(Univ. of Rochester Proj.) Series 2008 A1, 0.29% 5/7/12, LOC Bank of America NA, VRDN (a)	1,500	1,500
Participating VRDN:
Series EGL 06 47 Class A, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	15,500	15,500
Series EGL 07 0066, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	6,600	6,600
Series EGL 07 96, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	15,000	15,000
Series ROC II R 11722, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	1,100	1,100
Series ROC II R 11735, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	10,395	10,395
Series ROC II R 11975, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	2,000	2,000
New York Hsg. Fin. Agcy. Rev. Series 2010 A, 0.29% 5/7/12, LOC Bank of America NA, VRDN (a)	15,000	15,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 M1, 0.26% 5/7/12, LOC Bank of America NA, VRDN (a)	31,350	31,350
New York Liberty Dev. Corp. Lib Participating VRDN:
Series Putters 4011 Z, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,880	8,880
Series Putters 4083, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,910	5,910
New York Metropolitan Trans. Auth. Rev. Series 2011 B, 0.24% 5/7/12, LOC Bank of America NA, VRDN (a)	1,800	1,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Gen. Rev. Participating VRDN Series Solar 06 17, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	$ 15,000	$ 15,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	2,500	2,500
		426,280
North Carolina - 4.4%
Charlotte Gen. Oblig. Participating VRDN Series ROC II R 11905, 0.26% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	6,700	6,700
Charlotte Int'l. Arpt. Rev. Series 2010 C, 0.25% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	11,600	11,600
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3443, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,100	6,100
Series 2002 C, 0.25% 5/7/12 (Liquidity Facility Bank of America NA), VRDN (a)	26,515	26,515
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 G, 0.3% 5/7/12, LOC Bank of America NA, VRDN (a)	5,300	5,300
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.25% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	6,275	6,275
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.25% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	6,100	6,100
(High Point Univ. Rev.) Series 2006, 0.25% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	9,530	9,530
Series 2011, 0.31% 5/7/12, LOC Bank of America NA, VRDN (a)	19,200	19,200
North Carolina Cap. Facilities Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 06 0139, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	2,800	2,800
Series EGL 07 0015, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	10,890	10,890
Series Putters 3331, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,250	1,250
Series Putters 3333, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,500	1,500
Series 2011, 0.31% 5/7/12, LOC Bank of America NA, VRDN (a)	10,000	10,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Gen. Oblig. Series 2002 E, 0.27% 5/7/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	$ 4,300	$ 4,300
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.):
Series 2008 A1, 0.24% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	73,125	73,125
Series 2008 A2, 0.24% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	75,800	75,800
(Univ. Health Systems of Eastern Carolina):
Series 2008 B, 0.24% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	2,420	2,420
Series 2008 B1, 0.22% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	9,190	9,190
Participating VRDN Series ROC II R 11806, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	4,000	4,000
North Carolina Ports Auth. Port Facilities Rev. Series 2008, 0.25% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	3,500	3,500
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2008 C, 0.27% 5/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	10,500	10,500
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	4,130	4,130
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN:
Series BBT 08 19, 0.23% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	25,565	25,565
Series EGL 05 3014 Class A, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	22,700	22,700
		358,990
Ohio - 0.8%
Cleveland Arpt. Sys. Rev. Series 2008 D, 0.24% 5/7/12, LOC PNC Bank NA, VRDN (a)	5,975	5,975
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.26% 5/7/12, LOC PNC Bank NA, VRDN (a)	14,385	14,385
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2000, 0.26% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	1,010	1,010
Lancaster Port Auth. Gas Rev. 0.25% 5/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	6,635	6,635
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Middletown Hosp. Facilities Rev. (Atrium Med. Ctr. Obligated Group Proj.) Series 2008 A, 0.24% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	$ 4,615	$ 4,615
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.44% 5/7/12, VRDN (a)	4,400	4,400
Ohio Gen. Oblig. Participating VRDN Series BBT 3, 0.23% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,705	5,705
Ohio Higher Edl. Facility Commission Rev. (Ohio Northern Univ. Proj.) Series 2008 A, 0.23% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	10,000	10,000
Richland County Health Care Facilities Rev. (Wesleyan Sr. Living Proj.) Series 2004 A, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	2,625	2,625
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 2007, 0.25% 5/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,150	6,150
		61,500
Oklahoma - 0.2%
Univ. Hospitals Trust Rev. Series 2005 A, 0.29% 5/7/12, LOC Bank of America NA, VRDN (a)	16,350	16,350
Oregon - 1.0%
Oregon Health and Science Univ. Spl. Rev. Series 2009 B1, 0.25% 5/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	26,615	26,615
Port of Portland Arpt. Rev. Series 2009 A1, 0.3% 5/7/12, LOC Bank of America NA, VRDN (a)	6,410	6,410
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.):
Series 2008 B, 0.23% 5/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	37,000	37,000
Series 2008 C, 0.28% 5/7/12, LOC Bank of America NA, VRDN (a)	12,500	12,500
		82,525
Pennsylvania - 3.0%
Allegheny County Series C-58 A, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	4,350	4,350
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.26% 5/7/12, LOC PNC Bank NA, VRDN (a)	8,105	8,105
Allegheny County Indl. Dev. Auth. Rev. (United Jewish Federation Proj.) Series 1996 A, 0.26% 5/7/12, LOC PNC Bank NA, VRDN (a)	5,400	5,400
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	8,100	8,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.24% 5/7/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 13,175	$ 13,175
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.):
Series 2008 A1, 0.25% 5/7/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	16,200	16,200
Series 2008 A2, 0.24% 5/7/12, LOC TD Banknorth, NA, VRDN (a)	16,200	16,200
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 0.29% 5/7/12, LOC Bank of America NA, VRDN (a)	16,600	16,600
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.26% 5/7/12, LOC PNC Bank NA, VRDN (a)	8,800	8,800
Lehigh County Gen. Purp. Auth. (Muhlenberg College Proj.) Series 2008, 0.31% 5/7/12, LOC Bank of America NA, VRDN (a)	17,895	17,895
Northeastern Pennsylvania Hosp. and Ed. Auth. Rev. (The Commonwealth Med. College Proj.) Series 2009, 0.24% 5/7/12, LOC PNC Bank NA, VRDN (a)	5,425	5,425
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,000	3,000
Series ROC II R 11505, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	4,100	4,100
Series WF 11 121C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	4,755	4,755
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.23% 5/7/12, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	26,260	26,260
(Keystone College Proj.) Series 2001 H5, 0.26% 5/7/12, LOC PNC Bank NA, VRDN (a)	3,250	3,250
(King's College Proj.) Series 2001 H6, 0.26% 5/7/12, LOC PNC Bank NA, VRDN (a)	3,825	3,825
(Marywood Univ. Proj.) Series 2005 A, 0.26% 5/7/12, LOC PNC Bank NA, VRDN (a)	4,735	4,735
(Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 0.23% 5/7/12, LOC Bank of America NA, VRDN (a)	2,900	2,900
Participating VRDN Series Putters 4066, 0.25% 5/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	3,810	3,810
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 22, 0.25% 5/7/12 (Liquidity Facility Royal Bank of Canada) (a)(d)	$ 13,400	$ 13,400
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Integrys Energy Group, Inc. Proj.) 0.24% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	19,800	19,800
Somerset County Gen. Oblig. Series 2009 A, 0.26% 5/7/12, LOC PNC Bank NA, VRDN (a)	3,470	3,470
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.23% 5/7/12, LOC PNC Bank NA, VRDN (a)	11,125	11,125
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Participating VRDN Series WF 09 38C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	6,000	6,000
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.26% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	10,000	10,000
		242,700
Puerto Rico - 0.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.25% 5/7/12, LOC Barclays Bank PLC NY Branch, VRDN (a)	1,000	1,000
Rhode Island - 0.5%
Narragansett Bay Commission Wastewtr. Sys. Rev.:
Participating VRDN Series Solar 07 16, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	12,330	12,330
Series 2008 A, 0.24% 5/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,400	9,400
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.) Series 2008 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	3,165	3,165
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(New England Institute of Technology Proj.) Series 2008, 0.23% 5/7/12, LOC TD Banknorth, NA, VRDN (a)	4,660	4,660
(Rhode Island School of Design Proj.) Series 2008 B, 0.27% 5/7/12, LOC TD Banknorth, NA, VRDN (a)	9,400	9,400
(Roger Williams Univ. Proj.) Series 2008 B, 0.31% 5/7/12, LOC Bank of America NA, VRDN (a)	4,900	4,900
		43,855
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 0.2%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 43W, 0.27% 5/7/12 (Liquidity Facility Barclays Bank PLC) (a)(d)	$ 1,875	$ 1,875
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	3,800	3,800
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.32% 5/1/12, VRDN (a)	4,500	4,500
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.31% 5/7/12, LOC Bank of America NA, VRDN (a)	900	900
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.24% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	4,115	4,115
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.24% 5/7/12, LOC Citibank NA, VRDN (a)	4,710	4,710
		19,900
Tennessee - 1.5%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.25% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	6,000	6,000
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.34% 5/7/12, LOC Bank of America NA, VRDN (a)	7,495	7,495
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.37% 5/7/12, LOC Bank of America NA, VRDN (a)	2,100	2,100
Series 2005, 0.33% 5/1/12, LOC Bank of America NA, VRDN (a)	1,950	1,950
Series 2008, 0.33% 5/1/12, LOC Bank of America NA, VRDN (a)	16,500	16,500
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.25% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	4,085	4,085
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
Series 2011 A, 0.26% 5/7/12, LOC Bank of America NA, VRDN (a)	4,975	4,975
Series 2011 B, 0.26% 5/7/12, LOC Bank of America NA, VRDN (a)	8,500	8,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.31% 5/7/12, LOC Bank of America NA, VRDN (a)	$ 22,100	$ 22,100
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2004, 0.33% 5/1/12, LOC Bank of America NA, VRDN (a)	5,445	5,445
Series 2006, 0.33% 5/1/12, LOC Bank of America NA, VRDN (a)	1,100	1,100
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	20,000	20,000
Shelby County Gen. Oblig. Series 2004 B, 0.27% 5/7/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	9,675	9,675
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 0.4% 5/7/12, LOC Bank of America NA, VRDN (a)	9,400	9,400
		119,325
Texas - 4.9%
Birdville Independent School District Participating VRDN Series MT 720, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	3,895	3,895
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	5,555	5,555
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	2,805	2,805
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	4,000	4,000
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 A, 0.31% 5/1/12, LOC Bank of America NA, VRDN (a)	2,250	2,250
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	11,400	11,400
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	4,925	4,925
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.35% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	8,635	8,635
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.):
Series 2008 C, 0.25% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	$ 7,000	$ 7,000
Series 2008 D1, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	6,500	6,500
Harris County Gen. Oblig. Participating VRDN Series RBC E 18, 0.25% 5/7/12 (Liquidity Facility Royal Bank of Canada) (a)(d)	11,000	11,000
Harris County Tex Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2010, 0.34% 5/7/12, LOC Bank of America NA, VRDN (a)	1,600	1,600
Harris County Tex Metropolitan Tran Auth. Participating VRDN Series WF 11 104 C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	30,920	30,920
Houston Gen. Oblig. Participating VRDN:
Series BC 11 116B, 0.27% 5/7/12 (Liquidity Facility Barclays Bank PLC) (a)(d)	7,850	7,850
Series MT 788, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	10,515	10,515
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series MS 06 2042, 0.24% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	18,870	18,870
Houston Independent School District Participating VRDN Series MT 732, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	9,805	9,805
Houston Util. Sys. Rev. Participating VRDN:
Series ROC II R 12267, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	7,955	7,955
Series ROC II R 12323, 0.25% 5/1/12 (Liquidity Facility Citibank NA) (a)(d)	12,150	12,150
Series Solar 06 70, 0.23% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	4,000	4,000
Humble Independent School District Participating VRDN Series MT 733, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	8,475	8,475
Irving Independent School District Participating VRDN Series PT 3954, 0.24% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	17,835	17,835
Katy Independent School District Series 2004 C, 0.36% 5/7/12 (Permanent School Fund of Texas Guaranteed), VRDN (a)	3,900	3,900
Keller Independent School District Participating VRDN Series WF11 55 C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	5,645	5,645
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mansfield Independent School District Participating VRDN Series Putters 754, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	$ 12,745	$ 12,745
North Texas Tollway Auth. Rev.:
Participating VRDN:
Series ROC II R 11947, 0.26% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	7,200	7,200
Series ROC II R 14006, 0.26% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	4,940	4,940
Series 2009 D, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	7,500	7,500
Series 2011 A, 0.34% 5/7/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	4,600	4,600
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.24% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	8,745	8,745
Plano Independent School District Participating VRDN Series WF 12 3C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	3,615	3,615
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 27, 0.25% 5/7/12 (Liquidity Facility Royal Bank of Canada) (a)(d)	13,000	13,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series BBT 08 26, 0.23% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,300	5,300
San Antonio Hotel Occupancy Tax Rev. Series 2008, 0.25% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	32,610	32,610
San Antonio Wtr. Sys. Rev. Participating VRDN Series EGL 06 5, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	3,000	3,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2011 C, 0.25% 5/7/12, LOC Northern Trust Co., VRDN (a)	1,000	1,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.):
Series 2008 C1, 0.3% 5/7/12, LOC Bank of America NA, VRDN (a)	1,000	1,000
Series 2008 C2, 0.3% 5/7/12, LOC Bank of America NA, VRDN (a)	5,900	5,900
Series 2008 C4, 0.31% 5/7/12, LOC Bank of America NA, VRDN (a)	13,600	13,600
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.27% 5/7/12 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,000	2,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig. Participating VRDN:
Series EGL 07 90, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	$ 12,000	$ 12,000
Series Putters 3480, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,495	7,495
Series Putters 3946, 0.25% 5/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	2,900	2,900
Series Putters 3953, 0.25% 5/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	1,000	1,000
Series Solar 06 57, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	1,000	1,000
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.23% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	10,595	10,595
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN Series MT 780, 0.35% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	5,050	5,050
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	10,000	10,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series Putters 1646, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,350	5,350
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series BBT 08 59, 0.23% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	6,000	6,000
		396,630
Utah - 0.5%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	1,800	1,800
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.25% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	19,440	19,440
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	9,900	9,900
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series BBT 08 27, 0.23% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,640	5,640
		36,780
Virginia - 2.0%
Albemarle County Indl. Dev. Auth. 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	5,800	5,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) Series 2003, 0.29% 5/7/12, LOC Bank of America NA, VRDN (a)	$ 4,400	$ 4,400
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.25% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	4,050	4,050
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.24% 5/7/12, LOC Citibank NA, VRDN (a)	21,900	21,900
Series 2008 D2, 0.25% 5/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	37,215	37,215
Lexington Indl. Dev. Auth. Edl. Facilities Rev. Series 2010, 0.25% 5/7/12, VRDN (a)	7,835	7,835
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.34% 5/7/12, LOC Bank of America NA, VRDN (a)	7,905	7,905
Richmond Pub. Util. Rev. Participating VRDN:
Series MT 755, 0.35% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	4,985	4,985
Series MT 777, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	7,485	7,485
Series ROC II R 10410, 0.27% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	2,400	2,400
Univ. of Virginia Gen. Rev. Participating VRDN:
Series BBT 08 30, 0.23% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	7,500	7,500
Series EGL 06 17 Class A, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	14,775	14,775
Virginia Commonwealth Trans. Board Rev. Participating VRDN:
Series Putters 4053, 0.25% 5/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	3,995	3,995
Series WF 11 93C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	8,710	8,710
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 0.23% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	3,915	3,915
Series MS 06 1860, 0.24% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	2,360	2,360
Series Putters 3036, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,365	3,365
Series ROC II R 11923, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	5,940	5,940
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.27% 5/7/12 (Liquidity Facility Barclays Bank PLC) (a)(d)	$ 5,000	$ 5,000
Series Putters 3791Z, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,350	3,350
		162,885
Washington - 3.0%
Cascade Wtr. Alliance Wtr. Sys. Rev. Participating VRDN Series Solar 06 73 0.23% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	17,110	17,110
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,285	8,285
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN Series Solar 07 106, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	3,350	3,350
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.34% 5/7/12, LOC Bank of America NA, VRDN (a)	5,750	5,750
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.24% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	5,060	5,060
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) Series 1999, 0.53% 5/7/12, LOC Bank of America NA, VRDN (a)	8,000	8,000
Vancouver Hsg. Auth. Rev. Series 2008, 0.29% 5/7/12, LOC Freddie Mac, VRDN (a)	8,800	8,800
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	6,240	6,240
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 0.35% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	6,665	6,665
Series BA 1212, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	4,640	4,640
Series DB 599, 0.33% 5/7/12 (Liquidity Facility Deutsche Bank AG) (a)(d)	4,910	4,910
Series DB 606, 0.33% 5/7/12 (Liquidity Facility Deutsche Bank AG) (a)(d)	5,970	5,970
Series Putters 3054, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series Putters 3856, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 8,500	$ 8,500
Series Putters 3872, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000	4,000
Series Putters 4054, 0.25% 5/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	6,405	6,405
Series WF 11-16C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	7,315	7,315
Washington Health Care Facilities Auth.:
(Fred Hutchinson Cancer Ctr. Proj.) Series 2011 B, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	11,505	11,505
(Swedish Health Svcs. Proj.) Series 2011 B, 0.28% 5/7/12, LOC Citibank NA, VRDN (a)	7,200	7,200
Washington Health Care Facilities Auth. Rev.:
(Children's Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.32% 5/7/12, LOC Bank of America NA, VRDN (a)	4,755	4,755
(MultiCare Health Sys. Proj.) Series 2009 A, 0.23% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	9,000	9,000
(Southwest Washington Med. Ctr. Proj.) Series 2008 B, 0.3% 5/7/12, LOC Bank of America NA, VRDN (a)	6,670	6,670
(Southwest Washington Med. Ctr.) Series 2008 A, 0.25% 5/7/12, LOC Union Bank of California, VRDN (a)	9,200	9,200
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.23% 5/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	16,200	16,200
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Discovery Heights Apt. Proj.) Series 2010, 0.28% 5/7/12, LOC Bank of America NA, VRDN (a)	16,000	16,000
(New Haven Apts. Proj.) Series 2009, 0.23% 5/7/12, LOC Fannie Mae, VRDN (a)	8,000	8,000
(The Cambridge Apts. Proj.) Series 2009, 0.23% 5/7/12, LOC Fannie Mae, VRDN (a)	6,600	6,600
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.23% 5/7/12, LOC Fannie Mae, VRDN (a)	3,750	3,750
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Emerald Heights Proj.) Series 2003, 0.32% 5/1/12, LOC Bank of America NA, VRDN (a)	14,000	14,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Nonprofit Rev.:
(United Way King County Proj.) 0.39% 5/7/12, LOC Bank of America NA, VRDN (a)	$ 1,400	$ 1,400
(YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	9,800	9,800
		241,080
West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 A, 0.24% 5/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	10,800	10,800
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.):
Series 2008 D, 0.34% 5/7/12, LOC Bank of America NA, VRDN (a)	3,500	3,500
Series 2009 A, 0.25% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	4,700	4,700
Series 2009 B, 0.25% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	2,900	2,900
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.25% 5/7/12, LOC Branch Banking & Trust Co., VRDN (a)	22,800	22,800
		44,700
Wisconsin - 0.7%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	9,200	9,200
Wisconsin Gen. Oblig. Participating VRDN:
Series BBT 08 47, 0.23% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	6,400	6,400
Series Solar 07 4, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	24,235	24,235
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
ROC II R 11837, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	5,255	5,255
Series MS 3259. 0.4% 5/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,000	5,000
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev. Series 2006 A, 0.25% 5/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	5,055	5,055
		55,145
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	$ 6,250	$ 6,250
TOTAL VARIABLE RATE DEMAND NOTE		5,560,818
Other Municipal Debt - 26.7%

Alaska - 0.1%
Anchorage Gen. Oblig. Bonds Series D, 5% 12/1/12	3,590	3,687
North Slope Borough Gen. Oblig. Bonds Series 2011 B, 2% 6/30/12	4,550	4,562
		8,249
Arizona - 0.6%
Arizona Trans. Board Hwy. Rev. Bonds Series 2002 B, 5.25% 7/1/12 (Pre-Refunded to 7/1/12 @ 100)	1,185	1,195
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.15% 8/8/12, LOC Royal Bank of Canada, CP	13,400	13,400
Series 2012 B, 0.15% 9/4/12, LOC Wells Fargo Bank NA, CP	15,500	15,500
Pima County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2011, 1.5% 6/1/12	3,485	3,488
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.2% 8/16/12, CP	12,900	12,900
		46,483
Arkansas - 0.0%
Univ. of Arkansas Various Facility Rev. Bonds Bonds Series 2012 A, 1% 11/1/12	4,525	4,542
California - 1.0%
Belmont Redwood Shores CA School District Bonds Series WF 11 105 C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	10,350	10,350
California Econ. Recovery Bonds Series 2004 A, 5.25% 7/1/12	30,985	31,248
Sacramento Muni. Util. District Elec. Rev. Series 2011 L1:
0.23% 5/11/12, LOC Barclays Bank PLC NY Branch, CP	13,000	13,000
0.25% 7/19/12, LOC Barclays Bank PLC NY Branch, CP	27,000	27,000
		81,598
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Colorado - 0.2%
Denver City & County Wastewtr. Dept. of Pub. Works Bonds Series 2012, 2% 11/1/12	$ 1,870	$ 1,887
Jefferson County School District #R1 TAN Series 2011A, 1.5% 6/29/12	14,750	14,780
		16,667
Connecticut - 0.3%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.4% tender 5/1/12, CP mode	11,235	11,235
Connecticut Gen. Oblig. Bonds Series 2010 C, 5% 12/1/12	2,765	2,843
New Milford Gen. Oblig. BAN 1% 7/26/12	7,040	7,054
		21,132
District Of Columbia - 0.0%
District of Columbia Gen. Oblig. TRAN 2% 9/28/12	1,000	1,008
Florida - 1.8%
Collier County Spl. Oblig. Rev. Bonds Series 2011, 2.5% 10/1/12	6,120	6,177
Florida Dept. of Envir. Protection Rev. Bonds:
Series 2002 A, 5% 7/1/12	1,700	1,713
Series 2004 A, 5% 7/1/12	1,745	1,758
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A:
5% 7/1/12	7,000	7,055
5% 7/1/12	1,260	1,270
5.25% 7/1/12	1,925	1,940
Florida Local Govt. Fin. Cmnty. Series 2011 A1, 0.13% 5/1/12, LOC JPMorgan Chase Bank, CP	7,000	7,000
Hillsborough County Cap. Impt. Prog. Rev. Series A, 0.18% 7/12/12, LOC State Street Bank & Trust Co., Boston, CP	9,700	9,700
Jacksonville Elec. Auth. Elec. Sys. Rev. Series C1, 0.16% 8/2/12, CP	43,000	43,000
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.25% tender 6/7/12, CP mode	6,200	6,200
Series 1994, 0.25% tender 6/7/12, CP mode	9,560	9,560
Orlando & Orange County Expressway Auth. Rev. Bonds Series 2003 A, 5% 7/1/12	2,000	2,015
Palm Beach County Solid Waste Auth. Rev. Bonds:
Series 2011, 2% 10/1/12	8,650	8,711
Series WF 11 118, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	26,185	26,185
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County School District TAN Series 2011, 1% 6/30/12	$ 12,000	$ 12,015
Tampa Health Sys. Rev. Bonds Series 2012 B, 0%, tender 11/29/12 (a)	4,800	4,800
		149,099
Georgia - 0.2%
Georgia Muni. Gas Auth. Rev. BAN (Gas Portfolio III Proj.) Series K, 2% 5/23/12	12,050	12,060
Muni. Elec. Auth. of Georgia Bonds (Gen. Resolution Projs.) Series 1985 A, 0.26% tender 7/20/12, LOC Barclays Bank PLC, CP mode	7,500	7,500
		19,560
Hawaii - 0.0%
Hawaii Gen. Oblig. Bonds Series 2011 EB, 2% 12/1/12	2,290	2,313
Idaho - 1.4%
Idaho Gen. Oblig. TAN Series 2011, 2% 6/29/12	103,000	103,288
Idaho Hsg. & Fin. Assoc. Unemployment Compensation Bonds Series 2011, 2% 8/15/12	9,000	9,045
		112,333
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.35% tender 5/7/12, CP mode	3,100	3,100
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.32% tender 5/1/12, CP mode	6,500	6,500
		9,600
Louisiana - 0.1%
Louisiana Gen. Oblig. Bonds Series 2012 A, 2% 8/1/12	7,120	7,153
Maryland - 0.8%
Baltimore County Gen. Oblig.:
Bonds Series 2011, 3% 2/1/13	2,900	2,961
Series 2011:
0.15% 5/21/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	21,400	21,400
0.16% 6/5/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	12,800	12,800
0.16% 6/5/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	8,500	8,500
Maryland Gen. Oblig. Bonds:
(State & Local Facilities Ln. Prog.) Second Series 2003, 5% 8/1/12	2,000	2,025
First Series of 2002 A, 5.5% 3/1/13	2,180	2,276
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Gen. Oblig. Bonds: - continued
Third Series 2009 C, 5% 11/1/12	$ 8,205	$ 8,402
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Bonds Series 2009 A, 5% 4/1/13	2,000	2,088
Washington Suburban San. District Bonds Series 2004, 5% 6/1/12	1,500	1,506
		61,958
Massachusetts - 1.7%
Massachusetts Gen. Oblig.:
Bonds Series 2012 A, 0.22% 9/1/12 (a)	8,705	8,704
RAN Series 2011 B, 2% 5/31/12	100,000	100,151
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.4% tender 5/17/12, CP mode	10,000	10,000
Series 1993 A, 0.4% tender 5/2/12, CP mode	18,100	18,100
		136,955
Michigan - 2.3%
Michigan Bldg. Auth. Rev. Series 6, 0.19% 6/28/12, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	13,905	13,905
Michigan Fin. Auth. Rev. RAN Series 2011 C3, 2% 8/20/12, LOC Bank of Nova Scotia New York Branch	15,200	15,278
Michigan Gen. Oblig. Bonds Series 2002, 5.25% 12/1/12	7,400	7,618
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.):
Series 2008 C:
0.14% tender 5/7/12, CP mode	24,000	24,000
0.14% tender 5/15/12, CP mode	30,500	30,500
0.16% tender 5/15/12, CP mode	14,300	14,300
Series B, 0.12% tender 5/14/12, CP mode	23,420	23,420
Series C, 0.12% tender 5/15/12, CP mode	60,000	60,000
		189,021
Minnesota - 0.2%
Metropolitan Council Gen. Oblig. Rev. Bonds Series 2011 C, 0.25% 3/1/13	10,000	10,000
Univ. of Minnesota Gen. Oblig. Series 2009 D, 0.2% 7/17/12, CP	3,500	3,500
		13,500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Mississippi - 0.1%
Mississippi Gen. Oblig. Bonds Series 2006 D, 5% 11/1/12	$ 1,920	$ 1,966
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.19%, tender 7/11/12 (a)(e)	8,600	8,600
		10,566
Missouri - 0.3%
Curators of the Univ. of Missouri Series A, 0.2% 5/15/12, CP	3,500	3,500
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Bonds (CoxHealth Proj.):
0.16% tender 5/7/12, LOC Bank of Nova Scotia New York Branch, CP mode	11,000	11,000
0.21% tender 5/4/12, LOC Bank of Nova Scotia New York Branch, CP mode	13,000	13,000
		27,500
Montana - 0.0%
Montana Board of Invt. Bonds:
(INTERCAP Revolving Prog.) Series 2010, 0.22%, tender 3/1/13 (a)	2,675	2,675
Series 1998, 0.22%, tender 3/1/13 (a)	1,000	1,000
		3,675
Nebraska - 0.4%
Nebraska Pub. Pwr. District Rev. Series A:
0.16% 8/8/12, CP	9,500	9,500
0.18% 5/8/12, CP	13,700	13,700
0.19% 5/9/12, CP	5,650	5,650
Omaha Pub. Pwr. District Elec. Rev. Series A, 0.12% 6/11/12, CP	3,500	3,500
		32,350
Nevada - 0.1%
Clark County School District Bonds Series 2007 B, 5% 6/15/12	2,140	2,152
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 2006 B:
0.27% 5/1/12, LOC Lloyds TSB Bank PLC, CP	3,700	3,700
0.29% 5/3/12, LOC Lloyds TSB Bank PLC, CP	2,100	2,100
		7,952
New Jersey - 1.5%
Montgomery Township Gen. Oblig. BAN 2% 9/7/12	14,386	14,462
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Gen. Oblig. TRAN Series 2012 C, 2% 6/21/12	$ 82,695	$ 82,897
North Brunswick Township Gen. Oblig. BAN Series 2011 A, 1.5% 8/9/12	21,600	21,672
		119,031
New York - 1.9%
Huntington Union Free School District TAN 1.5% 6/27/12	13,500	13,526
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 7, 0.28% 1/22/13, CP	4,800	4,800
Series 8, 0.18% 12/17/12, CP	8,600	8,600
New York Dorm. Auth. Revs. Series 1998, 0.18% 5/3/12, CP	6,500	6,500
New York Metropolitan Trans. Auth. Rev. Series 2C, 0.15% 8/2/12, LOC Royal Bank of Canada, CP	15,800	15,800
New York Pwr. Auth. Series 1:
0.25% 5/1/12, CP	1,087	1,087
0.25% 5/18/12, CP	13,400	13,400
New York State Gen. Oblig. Bonds Series 2011 C, 5% 9/1/12	10,000	10,160
New York Thruway Auth. Svc. Contract Rev. Bonds Series 2012 A, 2% 4/1/13	20,200	20,536
South Huntington Union Free School District TAN 1.5% 6/28/12	12,500	12,524
Suffolk County Wtr. Auth. BAN Series 2012 A, 2% 1/15/13	10,900	11,038
Syosset Central School District TAN 1.5% 6/22/12	12,500	12,522
Tarrytown BAN Series 2011 D, 1.5% 10/19/12	8,188	8,235
West Babylon Union Free School District TAN 1.5% 6/22/12	15,000	15,025
		153,753
North Carolina - 1.0%
Board of Governors of the Univ. of North Carolina Series D:
0.11% 5/21/12, CP	11,010	11,010
0.13% 5/14/12, CP	10,000	10,000
0.15% 5/21/12, CP	7,100	7,100
0.15% 7/9/12, CP	14,800	14,800
0.18% 5/22/12, CP	11,600	11,600
Charlotte Wtr. & Swr. Sys. Rev. Bonds:
Series 2009 B, 4% 7/1/12	1,000	1,006
Series 2011, 1.5% 6/1/12	3,320	3,324
Guilford County Gen. Oblig. Bonds Series 2012 A, 2% 3/1/13	3,645	3,700
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Mecklenburg County Pub. Facilities Corp. Bonds Series 2009, 5% 3/1/13	$ 3,920	$ 4,076
North Carolina Gen. Oblig. Bonds Series 2007 A, 5% 3/1/13	13,525	14,066
		80,682
Ohio - 0.4%
Ohio Gen. Oblig. Bonds Series 2012 A, 2% 2/1/13	1,060	1,074
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5, 0.14% tender 8/9/12, CP mode	3,000	3,000
Series 2008 B6:
0.14% tender 8/9/12, CP mode	15,000	15,000
0.28% tender 6/22/12, CP mode	10,000	10,000
		29,074
Oregon - 1.5%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Series 2003 E:
0.16% tender 5/8/12, CP mode	8,000	8,000
0.2% tender 8/3/12, CP mode	10,000	10,000
Series 2003 G, 0.13% tender 6/5/12, CP mode	14,275	14,275
Series F, 0.15% tender 8/6/12, CP mode	10,000	10,000
Oregon Gen. Oblig. TAN Series 2011 A, 2% 6/29/12	76,400	76,617
		118,892
Pennsylvania - 0.2%
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds (Univ. Cap. Proj.) Series 2005 B, 0.17% tender 7/2/12, CP mode	13,300	13,300
Rhode Island - 0.0%
Rhode Island & Providence Plantations Bonds Series 2004 B, 5% 8/1/12	2,000	2,024
South Carolina - 0.6%
Darlington County School District Bonds 5% 3/1/13	1,280	1,331
Greenville County School District Bonds Series 2011, 1.5% 6/1/12	16,900	16,918
Horry County School District Bonds Series 2002 A, 5.125% 3/1/13	1,000	1,041
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series 2002 D, 5.25% 1/1/13	2,000	2,067
Series 2010 A:
0.15% 5/4/12, CP	11,887	11,887
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
0.15% 7/19/12, CP	$ 5,458	$ 5,458
Series 2010 B:
0.15% 5/4/12, CP	1,157	1,157
0.15% 7/19/12, CP	1,553	1,553
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.4% tender 5/1/12, CP mode	7,000	7,000
		48,412
Texas - 4.2%
Boerne Independent School District Bonds Series 2012, 2% 2/1/13 (Permanent School Fund of Texas Guaranteed)	3,880	3,933
Brownsville Util. Sys. Rev. Series A, 0.15% 7/19/12, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
Dallas Independent School District Bonds Series 2005, 5.25% 8/15/12 (Permanent School Fund of Texas Guaranteed)	2,185	2,217
Dallas Wtrwks. & Swr. Sys. Rev. Bonds Series 2010, 3% 10/1/12	4,435	4,486
Frisco Independent School District Bonds Series WF 11 1C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	6,870	6,870
Harris County Gen. Oblig.:
Bonds Series 2011 A, 2%, tender 8/15/12 (a)	9,100	9,145
Series A1, 0.15% 7/19/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,005	9,005
Series D, 0.2% 8/8/12 (Liquidity Facility JPMorgan Chase Bank), CP	1,000	1,000
Harris County Metropolitan Trans. Auth.:
Series A1:
0.15% 5/4/12 (Liquidity Facility JPMorgan Chase Bank), CP	28,150	28,150
0.17% 8/23/12 (Liquidity Facility JPMorgan Chase Bank), CP	15,400	15,400
0.19% 9/6/12 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
Series A3, 0.13% 5/24/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,000	9,000
Houston Gen. Oblig.:
Bonds Series 2010 A, 4% 3/1/13	5,805	5,989
Series A, 0.28% 5/1/12, LOC Union Bank of California, CP	7,600	7,600
Lower Colorado River Auth. Rev. 0.21% 8/14/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,850	4,850
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Transmission Contract Rev. Bonds (LCRA Transmission Corp. Proj.) Series 2011 B, 1.5% 5/15/12	$ 4,395	$ 4,397
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	7,270	7,270
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2006 A, 5% 2/1/13	1,200	1,243
Series A, 0.26% 5/29/12, CP	17,500	17,500
San Antonio Wtr. Sys. Rev.:
Bonds Series 2011 A, 3% 5/15/13	1,000	1,028
Series 2001 A:
0.16% 5/1/12, CP	9,287	9,287
0.16% 5/1/12, CP	10,000	10,000
0.16% 5/4/12, CP	9,500	9,500
0.32% 5/24/12, CP	2,600	2,600
Texas A&M Univ. Rev. Series 1993 B, 0.16% 5/4/12, CP	16,200	16,200
Texas Gen. Oblig.:
Bonds Series 2011, 3% 10/1/12	1,600	1,619
Series 2011 B:
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	11,100	11,100
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	5,400	5,400
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	8,300	8,300
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	5,200	5,200
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	14,500	14,500
0.18% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	8,500	8,500
0.18% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	7,800	7,800
0.18% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	14,000	14,000
TRAN Series 2011 A, 2.5% 8/30/12	29,385	29,613
Texas Pub. Fin. Auth. Rev. Bonds Series 2010 A, 5% 7/1/12	5,000	5,040
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2007, 5% 4/1/13	1,000	1,044
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2010 A, 4% 8/15/12	1,950	1,971
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev.: - continued
Series 2002 A, 0.14% 8/6/12 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	$ 10,000	$ 10,000
Victoria Independent School District Bonds Series WF 08 26C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	12,320	12,320
		342,327
Utah - 0.8%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.15% 8/15/12 (Liquidity Facility Bank of Nova Scotia), CP	6,800	6,800
Series 1997 B2, 0.12% 6/5/12 (Liquidity Facility Bank of Nova Scotia), CP	5,160	5,160
Series 1997 B3, 0.15% 8/16/12 (Liquidity Facility JPMorgan Chase Bank), CP	40,700	40,700
Series 1998 B4, 0.16% 8/9/12 (Liquidity Facility JPMorgan Chase Bank), CP	2,940	2,940
Utah Gen. Oblig. Bonds Series 2002 B, 5.375% 7/1/12	7,200	7,262
		62,862
Virginia - 1.1%
Fairfax County Gen. Oblig. Bonds Series 2004 B, 5% 10/1/12	1,000	1,020
Fairfax County Indl. Dev. Auth. Bonds Series 2009 A, 4% 5/15/12	1,000	1,001
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 C, 0.37%, tender 11/26/12 (a)	17,345	17,345
Series 2012 A, 0.33%, tender 11/26/12 (a)	13,145	13,145
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.18% 6/7/12, CP	8,700	8,700
Univ. of Virginia Gen. Rev.:
Bonds Series A:
0.13% tender 7/19/12, CP mode	11,010	11,010
0.13% tender 7/19/12, CP mode	11,000	11,000
Series 2003 A, 0.14% 7/16/12, CP	5,000	5,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
Series 2009 D, 5% 2/1/13	4,130	4,279
Series 2011 A, 3% 9/1/12	3,375	3,406
Virginia Commonwealth Trans. Board Rev. Bonds (Trans. Cap. Projects) Series 2010 A1, 5% 5/15/12	3,550	3,556
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 2010 B1, 4% 8/1/12	$ 3,825	$ 3,861
Virginia Pub. School Auth. Bonds:
(Resolution Proj.) Series 2009 C, 4% 8/1/12	1,500	1,514
Series 1997 B, 5% 8/1/12	5,080	5,141
		89,978
Washington - 0.7%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	9,950	9,950
Energy Northwest Elec. Rev. Bonds Series 2008 D, 5% 7/1/12	3,505	3,533
King County Swr. Rev. Bonds Series 2010, 4% 1/1/13	3,080	3,158
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2008, 5% 4/1/13	3,000	3,131
Washington Gen. Oblig. Bonds:
Series 2011 C, 5% 7/1/12	5,100	5,140
Series 2012 D, 2% 2/1/13	9,835	9,969
Series 2012 E, 4% 2/1/13	4,080	4,197
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Bonds 5.4% 7/1/12 (Bonneville Pwr. Administration Guaranteed)	15,400	15,531
		54,609
Wisconsin - 1.1%
Milwaukee Gen. Oblig.:
Bonds Series 2011 N3, 4% 5/15/12	11,300	11,316
Series C2, 0.18% 8/9/12, LOC State Street Bank & Trust Co., Boston, CP	4,000	4,000
Wisconsin Gen. Oblig.:
Bonds:
Series 1:
5% 5/1/12	6,000	6,000
5% 5/1/12	1,250	1,250
Series 2004 E, 4.25% 5/1/12	1,125	1,125
Series 2005 A, 0.15% 8/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,500	2,500
Series 2006 A:
0.15% 8/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,250	3,250
0.2% 8/10/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,900	13,900
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.: - continued
TAN Series 2011, 2% 6/15/12	$ 20,800	$ 20,845
Wisconsin Trans. Rev.:
Series 1997, 0.15% 8/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,341	10,341
Series 2006 A:
0.14% 8/9/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	9,850	9,850
0.2% 8/10/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,000	2,000
		86,377
TOTAL OTHER MUNICIPAL DEBT		2,164,535
Investment Company - 3.2%

Fidelity Tax-Free Cash Central Fund, 0.25% (b)(c)	262,677	262,677
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $7,988,030)		7,988,030
NET OTHER ASSETS (LIABILITIES) - 1.6%		128,471
NET ASSETS - 100%		$ 8,116,501
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $81,545,000 or 1.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Belmont Redwood Shores CA School District Bonds Series WF 11 105 C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA)	9/29/11	$ 10,350
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$ 9,950
Security	Acquisition Date	Cost (000s)
Frisco Independent School District Bonds Series WF 11 1C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA)	1/25/12	$ 6,870
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.19%, tender 7/11/12	1/5/12	$ 8,600
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 7,270
Palm Beach County Solid Waste Auth. Rev. Bonds Series WF 11 118, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA)	10/27/11 - 12/2/11	$ 26,185
Victoria Independent School District Bonds Series WF 08 26C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 12,320
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 288
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,725,353)	$ 7,725,353
Fidelity Central Funds (cost $262,677)	262,677
Total Investments (cost $7,988,030)		$ 7,988,030
Cash		956
Receivable for investments sold		134,771
Receivable for fund shares sold		149,042
Interest receivable		12,680
Distributions receivable from Fidelity Central Funds		51
Prepaid expenses		6
Receivable from investment adviser for expense reductions		137
Other receivables		39
Total assets		8,285,712

Liabilities
Payable for investments purchased	$ 71,690
Payable for fund shares redeemed	91,638
Distributions payable	2
Accrued management fee	1,484
Other affiliated payables	4,305
Other payables and accrued expenses	92
Total liabilities		169,211

Net Assets		$ 8,116,501
Net Assets consist of:
Paid in capital		$ 8,116,186
Accumulated undistributed net realized gain (loss) on investments		315
Net Assets		$ 8,116,501

Daily Money Class: Net Asset Value, offering price and redemption price per share ($485,611 ÷ 485,132 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($362,976 ÷ 362,627 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($7,267,914 ÷ 7,264,040 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)

Investment Income
Interest		$ 6,017
Income from Fidelity Central Funds		288
Total income		6,305

Expenses
Management fee	$ 10,126
Transfer agent fees	8,102
Distribution and service plan fees	1,638
Accounting fees and expenses	335
Custodian fees and expenses	52
Independent trustees' compensation	15
Registration fees	387
Audit	25
Legal	14
Miscellaneous	20
Total expenses before reductions	20,714
Expense reductions	(14,813)	5,901
Net investment income (loss)		404
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		304
Net increase in net assets resulting from operations		$ 708

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 404	$ 747
Net realized gain (loss)	304	63
Net increase in net assets resulting from operations	708	810
Distributions to shareholders from net investment income	(404)	(747)
Share transactions - net increase (decrease)	160,027	1,070,916
Total increase (decrease) in net assets	160,331	1,070,979

Net Assets
Beginning of period	7,956,170	6,885,191
End of period	$ 8,116,501	$ 7,956,170

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	- G	.001	.019	.030
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	- G	- G	- G	.001	.019	.030
Distributions from net investment income	- G	- G	- G	(.001)	(.019)	(.030)
Distributions from net realized gain	-	-	-	-	-G	-
Total distributions	- G	- G	- G	(.001)	(.019)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-%E	.01%	.01%	.06%	1.87%	3.07%
Ratios to Average Net Assets D,F
Expenses before reductions	.72% A	.72%	.72%	.76%	.73%	.73%
Expenses net of fee waivers, if any	.15% A	.21%	.28%	.60%	.70%	.70%
Expenses net of all reductions	.15% A	.21%	.28%	.59%	.61%	.54%
Net investment income (loss)	.01% A	.01%	.01%	.05%	1.81%	3.03%
Supplemental Data
Net assets, end of period (in millions)	$ 486	$ 525	$ 508	$ 597	$ 922	$ 895

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	- G	- G	.016	.028
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	- G	- G	- G	- G	.016	.028
Distributions from net investment income	- G	- G	- G	- G	(.016)	(.028)
Distributions from net realized gain	-	-	-	-	-G	-
Total distributions	- G	- G	- G	- G	(.016)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-%E	.01%	.01%	.02%	1.62%	2.81%
Ratios to Average Net Assets D,F
Expenses before reductions	.98% A	.97%	.97%	1.01%	.98%	.98%
Expenses net of fee waivers, if any	.15% A	.22%	.28%	.63%	.95%	.95%
Expenses net of all reductions	.15% A	.22%	.28%	.63%	.86%	.82%
Net investment income (loss)	.01% A	.01%	.01%	.02%	1.56%	2.74%
Supplemental Data
Net assets, end of period (in millions)	$ 363	$ 399	$ 371	$ 452	$ 660	$ 508

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	- G	.002	.021	.033
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	- G	- G	- G	.002	.021	.033
Distributions from net investment income	- G	- G	- G	(.002)	(.021)	(.033)
Distributions from net realized gain	-	-	-	-	-G	-
Total distributions	- G	- G	- G	(.002)	(.021)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-%E	.01%	.01%	.18%	2.13%	3.32%
Ratios to Average Net Assets D,F
Expenses before reductions	.47% A	.47%	.47%	.51%	.48%	.48%
Expenses net of fee waivers, if any	.15% A	.21%	.28%	.47%	.45%	.45%
Expenses net of all reductions	.15% A	.21%	.28%	.46%	.36%	.29%
Net investment income (loss)	.01% A	.01%	.01%	.18%	2.06%	3.28%
Supplemental Data
Net assets, end of period (in millions)	$ 7,268	$ 7,032	$ 6,006	$ 5,918	$ 6,784	$ 4,346

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Tax-Exempt Fund (the Fund) is a fund of Fidelity Newbury Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity® Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 7,988,030

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Daily Money Class and Capital Reserves Class pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Daily Money Class	-%	.25%	$ 628	$ -
Capital Reserves Class	.25%	.25%	1,010	-
			$ 1,638	$ -

During the period, FMR or its affiliates waived a portion of these fees.

Sales Load. FDC receives the proceeds of deferred sales charges of .25% on certain purchases of the Daily Money Class. For the period, FDC retained no sales load from Daily Money Class.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, to perform the activities associated with the Fund's transfer agency and shareholder servicing functions. FIIOC receives asset-based fees with respect to each account.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of average net assets. For the period, transfer agent fees for each class were as follows:

Daily Money Class	$ 503
Capital Reserves Class	404
Fidelity Tax-Free Money Market Fund	7,195
$ 8,102

During the period, FMR or its affiliates waived a portion of these fees.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Daily Money Class	.70%	$ 62
Capital Reserves Class	.95%	52
Fidelity Tax-Free Money Market Fund	.45%	831

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver for each class was as follows:

Daily Money Class	$ 1,385
Capital Reserves Class	1,618
Fidelity Tax-Free Money Market Fund	10,864

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Daily Money Class	$ 25	$ 51
Capital Reserves Class	20	36
Fidelity Tax-Free Money Market Fund	359	660
Total	$ 404	$ 747

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
Daily Money Class Shares sold	668,127	1,710,214
Reinvestment of distributions	24	49
Shares redeemed	(707,078)	(1,693,548)
Net increase (decrease)	(38,927)	16,715
Capital Reserves Class Shares sold	846,697	1,946,190
Reinvestment of distributions	18	36
Shares redeemed	(882,976)	(1,918,448)
Net increase (decrease)	(36,261)	27,778
Fidelity Tax-Free Money Market Fund Shares sold	11,795,938	25,532,133
Reinvestment of distributions	352	652
Shares redeemed	(11,561,075)	(24,506,362)
Net increase (decrease)	235,215	1,026,423

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

TFM-USAN-0612
1.784918.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Newbury Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 15, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 15, 2012